UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report December 31, 2024

Nuveen Global Infrastructure Fund
Class A Shares/FGIAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$127	1.21%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Infrastructure Fund returned 10.74% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the S&P Global Infrastructure Index (Net), which returned 14.05%.

•  Top contributors to relative performance

»   An underweight to the airport sector, led by underweights to Aeroports de Paris ADP and Auckland International Airport Limited.

»   Security selection in the toll roads sector, led by underweights to Atlas Arteria and Transurban Group Ltd.

•  Top detractors from relative performance

»   Security selection and an underweight to the electric utilities sector, including an underweight to Constellation Energy Corporation.

»   Out‑of‑benchmark allocation to the technology infrastructure sector, including American Tower Corporation and Cellnex Telecom S.A.

»   An overweight to the rail sector, including an out‑of‑benchmark position in Canadian National Railway Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	10.74%	4.62%	5.97%

Class A Shares at maximum sales charge (Offering Price)	4.34%	3.38%	5.34%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

S&P Global Infrastructure Index (Net)	14.05%	4.40%	5.00%

Lipper Global Infrastructure Funds Classification Average	7.86%	3.96%	5.12%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$463,261,696

Total number of portfolio holdings	88

Portfolio turnover (%)	83%

Total management fees paid for the year	$4,261,353

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective February 8, 2024, Benjamin Kerl was added as a portfolio manager of the Fund. Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690494_AR_1224 4148313-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Global Infrastructure Fund
Class C Shares/FGNCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$206	1.96%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Infrastructure Fund returned 9.9% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund significantly underperformed the S&P Global Infrastructure Index (Net), which returned 14.05%.

•  Top contributors to relative performance

»   An underweight to the airport sector, led by underweights to Aeroports de Paris ADP and Auckland International Airport Limited.

»   Security selection in the toll roads sector, led by underweights to Atlas Arteria and Transurban Group Ltd.

•  Top detractors from relative performance

»   Security selection and an underweight to the electric utilities sector, including an underweight to Constellation Energy Corporation.

»   Out‑of‑benchmark allocation to the technology infrastructure sector, including American Tower Corporation and Cellnex Telecom S.A.

»   An overweight to the rail sector, including an out‑of‑benchmark position in Canadian National Railway Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	9.90%	3.81%	5.32%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

S&P Global Infrastructure Index (Net)	14.05%	4.40%	5.00%

Lipper Global Infrastructure Funds Classification Average	7.86%	3.96%	5.12%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$463,261,696

Total number of portfolio holdings	88

Portfolio turnover (%)	83%

Total management fees paid for the year	$4,261,353

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective February 8, 2024, Benjamin Kerl was added as a portfolio manager of the Fund. Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690528_AR_1224 4148313-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Global Infrastructure Fund
Class R6 Shares/FGIWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$94	0.89%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Infrastructure Fund returned 11.09% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the S&P Global Infrastructure Index (Net), which returned 14.05%.

•  Top contributors to relative performance

»   An underweight to the airport sector, led by underweights to Aeroports de Paris ADP and Auckland International Airport Limited.

»   Security selection in the toll roads sector, led by underweights to Atlas Arteria and Transurban Group Ltd.

•  Top detractors from relative performance

»   Security selection and an underweight to the electric utilities sector, including an underweight to Constellation Energy Corporation.

»   Out‑of‑benchmark allocation to the technology infrastructure sector, including American Tower Corporation and Cellnex Telecom S.A.

»   An overweight to the rail sector, including an out‑of‑benchmark position in Canadian National Railway Company.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	11.09%	4.96%	6.72%

MSCI ACWI Index (Net)	17.49%	10.06%	11.10%

S&P Global Infrastructure Index (Net)	14.05%	4.40%	5.94%

Lipper Global Infrastructure Funds Classification Average	7.86%	3.96%	5.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$463,261,696

Total number of portfolio holdings	88

Portfolio turnover (%)	83%

Total management fees paid for the year	$4,261,353

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective February 8, 2024, Benjamin Kerl was added as a portfolio manager of the Fund. Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693852_AR_1224 4148313-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Global Infrastructure Fund
Class I Shares/FGIYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$101	0.96%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Infrastructure Fund returned 10.94% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the S&P Global Infrastructure Index (Net), which returned 14.05%.

•  Top contributors to relative performance

»   An underweight to the airport sector, led by underweights to Aeroports de Paris ADP and Auckland International Airport Limited.

»   Security selection in the toll roads sector, led by underweights to Atlas Arteria and Transurban Group Ltd.

•  Top detractors from relative performance

»   Security selection and an underweight to the electric utilities sector, including an underweight to Constellation Energy Corporation.

»   Out‑of‑benchmark allocation to the technology infrastructure sector, including American Tower Corporation and Cellnex Telecom S.A.

»   An overweight to the rail sector, including an out‑of‑benchmark position in Canadian National Railway Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	10.94%	4.87%	6.23%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

S&P Global Infrastructure Index (Net)	14.05%	4.40%	5.00%

Lipper Global Infrastructure Funds Classification Average	7.86%	3.96%	5.12%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$463,261,696

Total number of portfolio holdings	88

Portfolio turnover (%)	83%

Total management fees paid for the year	$4,261,353

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•
Portfolio manager updates: Effective February 8, 2024, Benjamin T. Kerl was added as a portfolio manager of the Fund. Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690510_AR_1224 4148313-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Asset Income Fund
Class A Shares/NRIAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$120	1.16%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Asset Income Fund returned 6.83% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Asset Income Blended Benchmark, which returned 7.88%.

•  Top contributors to relative performance

»   Security selection among infrastructure common shares, led by pipeline companies, including an out‑of‑benchmark position in Energy Transfer LP.

»   Security selection among real estate common shares, led by health care real estate investment trusts (REITs), including an overweight to American Healthcare REIT, Inc.

•  Top detractors from relative performance

»   Security selection among real estate preferred securities, including underweights to office REIT preferreds.

»   Security selection among infrastructure preferred securities, most notably electric utilities preferreds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.83%	1.78%	4.06%

Class A Shares at maximum sales charge (Offering Price)	0.68%	0.58%	3.44%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.17%

Real Asset Income Blended Benchmark	7.88%	2.78%	4.25%

Lipper Real Return Funds Classification Average	3.84%	4.54%	3.45%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.01 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$1,093,075,788

Total number of portfolio holdings	431

Portfolio turnover (%)	82%

Total management fees paid for the year	$7,824,025

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Noah Hauser, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690171_AR_1224 4148331-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Asset Income Fund
Class C Shares/NRICX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$197	1.91%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Asset Income Fund returned 5.98% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Asset Income Blended Benchmark, which returned 7.88%.

•  Top contributors to relative performance

»   Security selection among infrastructure common shares, led by pipeline companies, including an out‑of‑benchmark position in Energy Transfer LP.

»   Security selection among real estate common shares, led by health care real estate investment trusts (REITs), including an overweight to American Healthcare REIT, Inc.

•  Top detractors from relative performance

»   Security selection among real estate preferred securities, including underweights to office REIT preferreds.

»   Security selection among infrastructure preferred securities, most notably electric utilities preferreds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	5.98%	1.02%	3.44%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.17%

Real Asset Income Blended Benchmark	7.88%	2.78%	4.25%

Lipper Real Return Funds Classification Average	3.84%	4.54%	3.45%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.01 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$1,093,075,788

Total number of portfolio holdings	431

Portfolio turnover (%)	82%

Total management fees paid for the year	$7,824,025

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Noah Hauser, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690163_AR_1224 4148331-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Asset Income Fund
Class R6 Shares/NRIFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$84	0.81%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Asset Income Fund returned 7.13% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Asset Income Blended Benchmark, which returned 7.88%.

•  Top contributors to relative performance

»   Security selection among infrastructure common shares, led by pipeline companies, including an out‑of‑benchmark position in Energy Transfer LP.

»   Security selection among real estate common shares, led by health care real estate investment trusts (REITs), including an overweight to American Healthcare REIT, Inc.

•  Top detractors from relative performance

»   Security selection among real estate preferred securities, including underweights to office REIT preferreds.

»   Security selection among infrastructure preferred securities, most notably electric utilities preferreds.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	7.13%	2.12%	4.34%

MSCI ACWI Index (Net)	17.49%	10.06%	11.10%

Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.59%

Real Asset Income Blended Benchmark	7.88%	2.78%	4.43%

Lipper Real Return Funds Classification Average	3.84%	4.54%	4.26%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.01 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$1,093,075,788

Total number of portfolio holdings	431

Portfolio turnover (%)	82%

Total management fees paid for the year	$7,824,025

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Noah Hauser, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectusesor upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693860_AR_1224 4148331-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Asset Income Fund
Class I Shares/NRIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.91%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Asset Income Fund returned 7.07% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Asset Income Blended Benchmark, which returned 7.88%.

•  Top contributors to relative performance

»   Security selection among infrastructure common shares, led by pipeline companies, including an out‑of‑benchmark position in Energy Transfer LP.

»   Security selection among real estate common shares, led by health care real estate investment trusts (REITs), including an overweight to American Healthcare REIT, Inc.

•  Top detractors from relative performance

»   Security selection among real estate preferred securities, including underweights to office REIT preferreds.

»   Security selection among infrastructure preferred securities, most notably electric utilities preferreds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.07%	2.03%	4.31%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.17%

Real Asset Income Blended Benchmark	7.88%	2.78%	4.25%

Lipper Real Return Funds Classification Average	3.84%	4.54%	3.45%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.01 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$1,093,075,788

Total number of portfolio holdings	431

Portfolio turnover (%)	82%

Total management fees paid for the year	$7,824,025

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Noah Hauser, CFA was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690155_AR_1224 4148331-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Estate Securities Fund
Class A Shares/FREAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$122	1.19%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Estate Securities Fund returned 5.78% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Estate Securities Blended Benchmark, which returned 6.89%.

•  Top contributors to relative performance

»   Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

»   Security selection in the net lease sector, led by an underweight to Realty Income Corporation.

•  Top detractors from relative performance

»   An overweight to the industrial sector, including out‑of‑index exposure to Lineage, Inc.

»   An underweight to the real estate services sector, particularly an underweight to large benchmark constituent Iron Mountain, Inc.

»   An underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	5.78%	3.13%	4.78%

Class A Shares at maximum sales charge (Offering Price)	(0.32)%	1.92%	4.17%

S&P 500® Index	25.02%	14.53%	13.10%

MSCI US REIT Index	8.75%	4.31%	5.66%

Real Estate Securities Blended Benchmark	6.89%	3.64%	5.32%

Lipper Real Estate Funds Classification Average	6.41%	3.42%	5.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.12 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$1,033,444,965

Total number of portfolio holdings	62

Portfolio turnover (%)	62%

Total management fees paid for the year	$8,172,947

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678705_AR_1224 4148342-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Estate Securities Fund
Class C Shares/FRLCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$199	1.94%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Estate Securities Fund returned 4.97% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Estate Securities Blended Benchmark, which returned 6.89%.

•  Top contributors to relative performance

»   Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

»   Security selection in the net lease sector, led by an underweight to Realty Income Corporation.

•  Top detractors from relative performance

»   An overweight to the industrial sector, including out‑of‑index exposure to Lineage, Inc.

»   An underweight to the real estate services sector, particularly an underweight to large benchmark constituent Iron Mountain, Inc.

»   An underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	4.97%	2.36%	4.15%

S&P 500® Index	25.02%	14.53%	13.10%

MSCI US REIT Index	8.75%	4.31%	5.66%

Real Estate Securities Blended Benchmark	6.89%	3.64%	5.32%

Lipper Real Estate Funds Classification Average	6.41%	3.42%	5.02%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.12 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$1,033,444,965

Total number of portfolio holdings	62

Portfolio turnover (%)	62%

Total management fees paid for the year	$8,172,947

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678473_AR_1224 4148342-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Estate Securities Fund
Class R6 Shares/FREGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$81	0.79%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Estate Securities Fund returned 6.20% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Estate Securities Blended Benchmark, which returned 6.89%.

•  Top contributors to relative performance

»   Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

»   Security selection in the net lease sector, led by an underweight to Realty Income Corporation.

•  Top detractors from relative performance

»   An overweight to the industrial sector, including out‑of‑index exposure to Lineage, Inc.

»   An underweight to the real estate services sector, particularly an underweight to large benchmark constituent Iron Mountain, Inc.

»   An underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	6.20%	3.54%	5.20%

S&P 500® Index	25.02%	14.53%	13.10%

MSCI US REIT Index	8.75%	4.31%	5.66%

Real Estate Securities Blended Benchmark	6.89%	3.64%	5.32%

Lipper Real Estate Funds Classification Average	6.41%	3.42%	5.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.12 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$1,033,444,965

Total number of portfolio holdings	62

Portfolio turnover (%)	62%

Total management fees paid for the year	$8,172,947

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678119_AR_1224 4148342-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Estate Securities Fund
Class I Shares/FARCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$97	0.94%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Estate Securities Fund returned 6.05% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Estate Securities Blended Benchmark, which returned 6.89%.

•  Top contributors to relative performance

»   Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

»   Security selection in the net lease sector, led by an underweight to Realty Income Corporation.

•  Top detractors from relative performance

»   An overweight to the industrial sector, including out‑of‑index exposure to Lineage, Inc.

»   An underweight to the real estate services sector, particularly an underweight to large benchmark constituent Iron Mountain, Inc.

»   An underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	6.05%	3.39%	5.04%

S&P 500® Index	25.02%	14.53%	13.10%

MSCI US REIT Index	8.75%	4.31%	5.66%

Real Estate Securities Blended Benchmark	6.89%	3.64%	5.32%

Lipper Real Estate Funds Classification Average	6.41%	3.42%	5.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.12 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$1,033,444,965

Total number of portfolio holdings	62

Portfolio turnover (%)	62%

Total management fees paid for the year	$8,172,947

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678507_AR_1224 4148342-0226

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended December 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Global Infrastructure Fund	$54,500	$0	$31,156	$0

Nuveen Real Estate Securities Fund	$54,500	$0	$0	$0

Nuveen Real Asset Income Fund	$54,500	$0	$11,916	$0

Total	$163,500	$0	$43,072	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended December 31, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Global Infrastructure Fund	0%	0%	0%	0%

Nuveen Real Estate Securities Fund	0%	0%	0%	0%

Nuveen Real Asset Income Fund	0%	0%	0%	0%

Fiscal Year Ended December 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Global Infrastructure Fund	$56,650	$0	$519	$0

Nuveen Real Estate Securities Fund	$56,650	$0	$2,500	$0

Nuveen Real Asset Income Fund	$56,650	$0	$1,928	$0

Total	$169,950	$0	$4,947	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended December 31, 2023	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Global Infrastructure Fund	0%	0%	0%	0%

Nuveen Real Estate Securities Fund	0%	0%	0%	0%

Nuveen Real Asset Income Fund	0%	0%	0%	0%

Fiscal Year Ended December 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended December 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended December 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Global Infrastructure Fund	$31,156	$0	$0	$31,156

Nuveen Real Estate Securities Fund	$0	$0	$0	$0

Nuveen Real Asset Income Fund	$11,916	$0	$0	$11,916

Total	$43,072	$0	$0	$43,072

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended December 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Global Infrastructure Fund	$519	$0	$0	$519

Nuveen Real Estate Securities Fund	$2,500	$0	$0	$2,500

Nuveen Real Asset Income Fund	$1,928	$0	$0	$1,928

Total	$4,947	$0	$0	$4,947

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered
Public Accounting Firm
To the Board of Directors of Nuveen Investment Funds, Inc. and Board of Trustees of Nuveen Investment Trust V and
Shareholders of Nuveen Global Infrastructure Fund, Nuveen Global Real Estate Securities Fund, Nuveen Real Asset
Income Fund and Nuveen Real Estate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Global Infrastructure Fund, Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund (three of the funds constituting Nuveen Investment Funds, Inc.) and Nuveen Global Real Estate Securities Fund (one of the
funds constituting Nuveen Investment Trust V) (hereafter collectively referred to as the "Funds") as of December 31,
2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
February 27, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments December 31, 2024
Global Infrastructure
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
439307670 COMMON STOCKS - 94.8%
AUSTRALIA - 4.4%
989,457 Atlas Arteria Ltd $ 2,902,829
1,301,313 Cleanaway Waste Management Ltd 2,129,437
204,041 (a) NEXTDC Ltd 1,898,178
453,344 Qube Holdings Ltd 1,110,979
1,478,387 Transurban Group 12,218,882
TOTAL AUSTRALIA 20,260,305
BELGIUM - 0.2%
12,569 Elia Group SA/NV 967,093
TOTAL BELGIUM 967,093
CANADA - 6.7%
23,443 Canadian Pacific Kansas City Ltd 1,696,570
454,320 Enbridge Inc 19,276,798
48,810 Gibson Energy Inc 831,242
196,060 Pembina Pipeline Corp 7,243,902
46,817 TC Energy Corp 2,181,829
TOTAL CANADA 31,230,341
CHINA - 0.5%
305,260 ENN Energy Holdings Ltd 2,169,107
TOTAL CHINA 2,169,107
FRANCE - 4.6%
59,824 Aeroports de Paris SA 6,926,781
188,695 Engie SA 2,992,589
559,657 Getlink SE 8,924,120
83,726 Veolia Environnement SA 2,349,143
TOTAL FRANCE 21,192,633
GERMANY - 1.3%
328,961 E.ON SE 3,831,754
40,238 (a) Fraport AG Frankfurt Airport Services Worldwide 2,447,610
TOTAL GERMANY 6,279,364
HONG KONG - 0.5%
277,113 CLP Holdings Ltd 2,324,226
TOTAL HONG KONG 2,324,226
INDIA - 0.3%
416,982 Power Grid Corp of India Ltd 1,500,848
TOTAL INDIA 1,500,848
ITALY - 3.6%
900,522 Enel SpA 6,426,279
131,704 Infrastrutture Wireless Italiane SpA 1,337,877
718,915 Snam SpA 3,186,772
701,691 Terna - Rete Elettrica Nazionale 5,544,634
TOTAL ITALY 16,495,562
JAPAN - 1.4%
36,077 East Japan Railway Co 638,956
115,468 Japan Airport Terminal Co Ltd 3,640,575
54,739 Kamigumi Co Ltd 1,187,456
99,886 (a) Tokyo Metro Co Ltd 1,022,698
TOTAL JAPAN 6,489,685
MEXICO - 3.6%
60,097 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 4,125,058
22,981 Grupo Aeroportuario del Pacifico SAB de CV, ADR 4,021,445
33,712 Grupo Aeroportuario del Sureste SAB de CV, ADR 8,685,223
TOTAL MEXICO 16,831,726
NEW ZEALAND - 2.8%
2,231,843 Auckland International Airport Ltd 10,863,831
280,875 Infratil Ltd 1,979,811
TOTAL NEW ZEALAND 12,843,642

Portfolio of Investments December 31, 2024
(continued)
Global Infrastructure

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHILIPPINES - 0.4%
296,035 International Container Terminal Services Inc $ 1,975,443
TOTAL PHILIPPINES 1,975,443
SINGAPORE - 0.8%
884,614 Sembcorp Industries Ltd 3,578,687
TOTAL SINGAPORE 3,578,687
SPAIN - 8.3%
94,606 Aena SME SA 19,308,861
92,481 (b) Cellnex Telecom SA 2,921,153
125,225 Endesa SA 2,692,870
719,928 Iberdrola SA 9,920,764
207,261 Redeia Corp SA 3,539,249
TOTAL SPAIN 38,382,897
SWITZERLAND - 0.9%
18,097 Flughafen Zurich AG 4,344,355
TOTAL SWITZERLAND 4,344,355
UNITED KINGDOM - 2.8%
164,397 National Grid PLC 1,953,077
43,404 National Grid PLC, Sponsored ADR 2,579,066
99,905 Severn Trent PLC 3,132,265
266,901 SSE PLC 5,349,894
TOTAL UNITED KINGDOM 13,014,302
UNITED STATES - 51.7%
81,103 Alliant Energy Corp 4,796,431
88,596 Ameren Corp 7,897,447
12,470 (a) Casella Waste Systems Inc, Class A 1,319,451
156,979 CenterPoint Energy Inc 4,980,944
68,456 Cheniere Energy Inc 14,709,141
103,917 CMS Energy Corp 6,926,068
33,791 Constellation Energy Corp 7,559,385
63,910 CSX Corp 2,062,376
12,003 DT Midstream Inc 1,193,458
490,873 Energy Transfer LP 9,616,202
109,768 Entergy Corp 8,322,610
80,605 Enterprise Products Partners LP 2,527,773
52,506 Exelon Corp 1,976,326
104,773 Ferrovial SE 4,397,807
62,651 GFL Environmental Inc 2,790,475
186,887 Kinder Morgan Inc 5,120,704
39,173 MPLX LP 1,874,820
258,911 NextEra Energy Inc 18,561,330
259,113 NiSource Inc 9,524,994
14,977 Norfolk Southern Corp 3,515,102
154,670 ONEOK Inc 15,528,868
429,455 PG&E Corp 8,666,402
59,230 Pinnacle West Capital Corp 5,020,927
77,345 Public Service Enterprise Group Inc 6,534,879
54,770 Republic Services Inc 11,018,629
121,165 Sempra 10,628,594
81,836 Southern Co/The 6,736,739
35,339 Targa Resources Corp 6,308,011
21,951 Union Pacific Corp 5,005,706
47,524 Vistra Corp 6,552,134
55,963 Waste Connections Inc 9,602,131
8,534 Waste Management Inc 1,722,076
260,066 Williams Cos Inc/The 14,074,772
182,979 Xcel Energy Inc 12,354,742
TOTAL UNITED STATES 239,427,454
TOTAL COMMON STOCKS
(Cost $337,716,164) 439,307,670

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
1,367,419 INVESTMENT COMPANIES - 0.3%
344,690 3i Infrastructure PLC $ 1,367,419
TOTAL INVESTMENT COMPANIES
(Cost $1,361,028) 1,367,419
SHARES DESCRIPTION VALUE
19204144 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 4.2%
SINGAPORE - 0.6%
589,914 Keppel DC REIT   940,460
588,490 Parkway Life Real Estate Investment Trust   1,616,176
TOTAL SINGAPORE 2,556,636
UNITED STATES - 3.6%
23,142 American Tower Corp   4,244,474
45,740 Digital Realty Trust Inc   8,111,074
2,210 Equinix Inc   2,083,787
10,835 SBA Communications Corp   2,208,173
TOTAL UNITED STATES 16,647,508
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $16,033,347) 19,204,144
TOTAL LONG-TERM INVESTMENTS
(Cost $355,110,539) 459,879,233
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
2,350,000 REPURCHASE AGREEMENTS - 0.5%
$ 2,350,000 (c) Fixed Income Clearing Corporation 4 .430% 01/02/25 2,350,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,350,000) 2,350,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,350,000) 2,350,000
TOTAL INVESTMENTS (Cost $ 357,460,539 ) - 99 .8% 462,229,233
OTHER ASSETS & LIABILITIES, NET -  0.2% 1,032,463
NET ASSETS - 100% $ 463,261,696
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $2,921,153 or 0.6% of Total Investments.
(c) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $2,350,578 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/15/51, valued at $2,397,082.

Portfolio of Investments December 31, 2024
Global Real Estate Securities
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
5531804 COMMON STOCKS - 13.0%
AUSTRALIA - 0.6%
27,468 (a) NEXTDC Ltd $ 255,533
TOTAL AUSTRALIA 255,533
BELGIUM - 0.5%
2,757 VGP NV 203,759
TOTAL BELGIUM 203,759
CANADA - 0.3%
13,270 Chartwell Retirement Residences 139,213
TOTAL CANADA 139,213
GERMANY - 1.1%
23,921 (b) Instone Real Estate Group SE 209,627
16,404 TAG Immobilien AG 242,889
919 Vonovia SE 27,977
TOTAL GERMANY 480,493
HONG KONG - 2.4%
38,320 Hongkong Land Holdings Ltd 170,634
25,151 Hysan Development Co Ltd 38,177
270,357 Sino Land Co Ltd 272,802
32,853 Sun Hung Kai Properties Ltd 312,607
117,475 Swire Properties Ltd 238,220
TOTAL HONG KONG 1,032,440
ITALY - 0.3%
12,208 Infrastrutture Wireless Italiane SpA 124,011
TOTAL ITALY 124,011
JAPAN - 4.3%
1,767 Kyushu Railway Co 43,081
109,232 Mitsui Fudosan Co Ltd 873,563
14,313 Sumitomo Realty & Development Co Ltd 445,117
7,063 Tokyo Tatemono Co Ltd 116,568
53,778 Tokyu Fudosan Holdings Corp 328,230
TOTAL JAPAN 1,806,559
MEXICO - 0.3%
5,537 Corp Inmobiliaria Vesta SAB de CV, ADR 141,747
TOTAL MEXICO 141,747
NETHERLANDS - 0.5%
12,981 CTP NV 200,082
TOTAL NETHERLANDS 200,082
SINGAPORE - 0.7%
106,346 Capitaland India Trust 83,093
60,304 City Developments Ltd 225,510
TOTAL SINGAPORE 308,603
SPAIN - 0.7%
9,173 (b) Cellnex Telecom SA 289,743
TOTAL SPAIN 289,743
SWEDEN - 1.3%
5,410 Catena AB 231,794
3,746 Cibus Nordic Real Estate AB publ 59,740
12,576 Sagax AB, Class B 258,087
TOTAL SWEDEN 549,621
TOTAL COMMON STOCKS
(Cost $5,584,995) 5,531,804

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
36725123 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 86.2%
AUSTRALIA - 4.6%
50,618 Charter Hall Retail REIT   $ 98,474
11,763 Dexus   48,317
36,670 Goodman Group   806,078
420 GPT Group/The   1,131
53,978 Ingenia Communities Group   152,353
77,875 Mirvac Group   90,063
137,436 Scentre Group   290,931
80,590 Stockland   239,034
168,419 Vicinity Ltd   218,276
TOTAL AUSTRALIA 1,944,657
BELGIUM - 0.9%
4,899 Montea NV   320,938
2,450 Xior Student Housing NV   74,922
TOTAL BELGIUM 395,860
CANADA - 1.7%
1,483 Boardwalk Real Estate Investment Trust   66,286
8,809 CT Real Estate Investment Trust   87,572
8,390 Killam Apartment Real Estate Investment Trust   99,808
40,392 Nexus Industrial REIT   216,087
11,474 Primaris Real Estate Investment Trust   123,484
11,498 RioCan Real Estate Investment Trust   146,220
TOTAL CANADA 739,457
FRANCE - 1.0%
1,313 Gecina SA   123,009
4,330 Unibail-Rodamco-Westfield   326,112
TOTAL FRANCE 449,121
GERMANY - 0.7%
296,673 Sirius Real Estate Ltd   291,078
TOTAL GERMANY 291,078
HONG KONG - 0.9%
89,676 Link REIT   377,133
TOTAL HONG KONG 377,133
JAPAN - 4.1%
61 Daiwa Office Investment Corp   110,103
499 Daiwa Securities Living Investments Corp   282,398
235 GLP J-Reit   184,204
96 Hulic Reit Inc   83,613
267 Invincible Investment Corp   111,895
184 KDX Realty Investment Corp   174,678
21 Nippon Accommodations Fund Inc   78,391
85 Nippon Building Fund Inc   66,122
176 Nippon Prologis REIT Inc   249,652
20 Orix JREIT Inc   20,858
514 Star Asia Investment Corp   168,318
235 United Urban Investment Corp   209,943
TOTAL JAPAN 1,740,175
NETHERLANDS - 0.6%
17,598 Wereldhave NV   251,003
TOTAL NETHERLANDS 251,003
SINGAPORE - 1.8%
92,807 CapitaLand Integrated Commercial Trust   130,878
153,640 Frasers Centrepoint Trust   237,070
121,916 Keppel DC REIT   194,362
88,476 Mapletree Logistics Trust   82,179
45,122 Parkway Life Real Estate Investment Trust   123,919
TOTAL SINGAPORE 768,408
SPAIN - 0.4%
17,632 Merlin Properties Socimi SA   185,841
TOTAL SPAIN 185,841

Portfolio of Investments December 31, 2024
(continued)
Global Real Estate Securities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED KINGDOM - 3.0%
70,631 British Land Co PLC/The   $ 318,393
53,036 Hammerson PLC   185,642
130,552 (a),(c) Home Reit PLC   163
33,936 Safestore Holdings PLC   273,058
139,859 Tritax Big Box REIT PLC   232,344
24,759 UNITE Group PLC/The   250,519
TOTAL UNITED KINGDOM 1,260,119
UNITED STATES - 66.5%
8,099 Agree Realty Corp   570,574
2,576 Alexandria Real Estate Equities Inc   251,289
11,392 American Healthcare REIT Inc   323,761
11,392 American Homes 4 Rent, Class A   426,289
5,111 American Tower Corp   937,408
9,380 Americold Realty Trust Inc   200,732
5,582 Apple Hospitality REIT Inc   85,684
4,900 AvalonBay Communities Inc   1,077,853
953 BXP Inc   70,865
16,773 CareTrust REIT Inc   453,710
6,488 COPT Defense Properties   200,804
5,604 Cousins Properties Inc   171,706
6,249 CubeSmart   267,770
7,818 Curbline Properties Corp   181,534
7,817 Digital Realty Trust Inc   1,386,189
3,063 EastGroup Properties Inc   491,581
24,743 Empire State Realty Trust Inc, Class A   255,348
2,433 Equinix Inc   2,294,051
7,328 Equity LifeStyle Properties Inc   488,045
7,927 Equity Residential   568,841
3,004 Essential Properties Realty Trust Inc   93,965
975 Essex Property Trust Inc   278,304
4,109 Extra Space Storage Inc   614,706
5,154 Federal Realty Investment Trust   576,990
11,351 Gaming and Leisure Properties Inc   546,664
4,733 Healthcare Realty Trust Inc   80,224
37,480 Healthpeak Properties Inc   759,720
11,647 Host Hotels & Resorts Inc   204,055
10,623 Hudson Pacific Properties Inc   32,188
8,864 InvenTrust Properties Corp   267,072
30,525 Invitation Homes Inc   975,884
3,197 Iron Mountain Inc   336,037
1,517 Kilroy Realty Corp   61,363
28,103 Kimco Realty Corp   658,453
920 Lamar Advertising Co, Class A   112,001
9,002 Lineage Inc   527,247
22,060 LXP Industrial Trust   179,127
3,376 Macerich Co/The   67,250
1,100 Mid-America Apartment Communities Inc   170,027
14,387 NETSTREIT Corp   203,576
5,296 NNN REIT Inc   216,342
1,468 Omega Healthcare Investors Inc   55,564
17,492 Pebblebrook Hotel Trust   237,017
21,034 Prologis Inc   2,223,294
3,228 Public Storage   966,592
11,577 Realty Income Corp   618,328
7,337 Regency Centers Corp   542,424
3,715 Ryman Hospitality Properties Inc   387,623
1,605 SBA Communications Corp   327,099
4,759 Simon Property Group Inc   819,547
8,626 SITE Centers Corp   131,891
1,930 SL Green Realty Corp   131,086
13,196 STAG Industrial Inc   446,289
3,319 Sunstone Hotel Investors Inc   39,297

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
13,518 Urban Edge Properties   $ 290,637
16,628 Ventas Inc   979,223
9,250 Veris Residential Inc   153,827
12,532 VICI Properties Inc   366,060
13,368 Welltower Inc   1,684,769
9,111 Weyerhaeuser Co   256,475
TOTAL UNITED STATES 28,322,271
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $32,712,296) 36,725,123
TOTAL LONG-TERM INVESTMENTS
(Cost $38,297,291) 42,256,927
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
200,000 REPURCHASE AGREEMENTS - 0.4%
$ 200,000 (d) Fixed Income Clearing Corporation 4.430% 01/02/25 200,000
TOTAL REPURCHASE AGREEMENTS
(Cost $200,000) 200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $200,000) 200,000
TOTAL INVESTMENTS (Cost $38,497,291 ) - 99.6% 42,456,927
OTHER ASSETS & LIABILITIES, NET -  0.4% 159,510
NET ASSETS - 100% $ 42,616,437
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $499,370 or 1.2% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $200,049 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 11/15/42, valued at $204,108.

Portfolio of Investments December 31, 2024
Real Asset Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
150572620 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 13.8% 150572620
CONSUMER SERVICES - 0.1%
EUR 600,000 (a) Accor SA, Reg S 7.250 % N/A $ 689,177
TOTAL CONSUMER SERVICES 689,177
ENERGY - 5.5%
$ 1,897,000 Enbridge Inc 8.500 01/15/84 2,106,909
4,567,000 Enbridge Inc 6.000 01/15/77 4,523,147
1,268,000 Enbridge Inc 5.750 07/15/80 1,225,818
2,589,000 Enbridge Inc 7.625 01/15/83 2,716,345
4,556,000 Enbridge Inc 5.500 07/15/77 4,367,052
2,947,000 Enbridge Inc 6.250 03/01/78 2,911,454
2,813,000 (a) Energy Transfer LP 7.125 N/A 2,823,130
1,591,000 Energy Transfer LP 7.125 10/01/54 1,611,998
975,000 Energy Transfer LP 8.000 05/15/54 1,021,749
2,278,000 (b) Energy Transfer LP (TSFR3M + 3.279%) 7.850 11/01/66 2,266,553
2,285,000 (a) Energy Transfer LP 6.500 N/A 2,285,941
4,839,000 Enterprise Products Operating LLC 5.375 02/15/78 4,621,650
5,856,000 Enterprise Products Operating LLC 5.250 08/16/77 5,721,979
CAD 1,609,000 Inter Pipeline Ltd/AB 6.625 11/19/79 1,137,018
CAD 2,123,000 Keyera Corp 5.950 03/10/81 1,490,198
1,326,000 (a),(b) Plains All American Pipeline LP (TSFR3M + 4.372%) 8.895 N/A 1,316,164
1,405,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,440,502
732,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 756,904
1,562,000 TransCanada PipeLines Ltd 7.590 05/15/67 1,466,146
625,000 Transcanada Trust 5.300 03/15/77 598,082
2,419,000 Transcanada Trust 5.875 08/15/76 2,386,762
2,450,000 Transcanada Trust 5.500 09/15/79 2,354,382
2,345,000 Transcanada Trust 5.600 03/07/82 2,223,582
6,001,000 (a),(c) Venture Global LNG Inc 9.000 N/A 6,274,311
TOTAL ENERGY 59,647,776
FINANCIAL SERVICES - 0.5%
745,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 733,107
1,860,000 National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 1,919,086
2,626,000 Transcanada Trust 5.625 05/20/75 2,604,928
TOTAL FINANCIAL SERVICES 5,257,121
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,463,000 (c) EUSHI Finance Inc 7.625 12/15/54 1,521,965
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,521,965
TRANSPORTATION - 0.2%
1,950,000 BNSF Funding Trust I 6.613 12/15/55 1,954,869
TOTAL TRANSPORTATION 1,954,869
UTILITIES - 7.4%
1,925,000 (c) AES Andes SA 8.150 06/10/55 1,947,047
3,035,000 AES Corp/The 7.600 01/15/55 3,117,294
4,031,000 (c) AltaGas Ltd 7.200 10/15/54 4,053,043
CAD 1,285,000 AltaGas Ltd 8.900 11/10/83 985,028
CAD 1,395,000 Capital Power Corp 7.950 09/09/82 1,063,604
3,431,000 CMS Energy Corp 4.750 06/01/50 3,249,946
2,015,000 CMS Energy Corp 3.750 12/01/50 1,754,159
5,900,000 Dominion Energy Inc 6.625 05/15/55 5,998,318
3,270,000 Dominion Energy Inc 7.000 06/01/54 3,453,068
5,053,000 Duke Energy Corp 6.450 09/01/54 5,114,380
2,268,000 (a) Edison International 5.375 N/A 2,236,425
2,570,000 (a) Edison International 5.000 N/A 2,505,048
GBP 1,700,000 (a) Electricite de France SA, Reg S 5.875 N/A 2,058,459
3,590,000 Emera Inc 6.750 06/15/76 3,608,628
3,174,000 Entergy Corp 7.125 12/01/54 3,235,029
1,615,000 NextEra Energy Capital Holdings Inc 3.800 03/15/82 1,536,411
1,157,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 1,185,326
5,185,000 NextEra Energy Capital Holdings Inc 5.650 05/01/79 5,053,958

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 4,844,000 NiSource Inc 6.950% 11/30/54 $ 4,931,718
2,340,000 PG&E Corp 7.375 03/15/55 2,401,383
1,607,000 PPL Capital Funding Inc 7.251 03/30/67 1,607,755
3,249,000 Sempra 6.550 04/01/55 3,223,499
3,172,000 Sempra 6.400 10/01/54 3,145,120
2,600,000 Sempra 6.875 10/01/54 2,629,038
3,045,000 Sempra 4.125 04/01/52 2,905,787
2,440,000 Southern Co/The 4.000 01/15/51 2,391,061
GBP 2,125,000 (a) SSE PLC, Reg S 3.740 N/A 2,603,301
3,288,000 (a),(c) Vistra Corp 8.875 N/A 3,507,879
TOTAL UTILITIES 81,501,712
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $148,927,036) 150,572,620
SHARES DESCRIPTION RATE VALUE
124991258 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 11.4% 124991258
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.6%
288,151 Agree Realty Corp 4.250 5,278,926
86,840 American Homes 4 Rent 6.250 2,120,633
158,959 American Homes 4 Rent 5.875 3,767,329
126,931 Armada Hoffler Properties Inc 6.750 2,909,258
79,759 DiamondRock Hospitality Co 8.250 2,045,818
115,195 Digital Realty Trust Inc 5.250 2,586,128
109,262 Digital Realty Trust Inc 5.850 2,560,009
134,295 Digital Realty Trust Inc 5.200 2,848,397
153,547 Federal Realty Investment Trust 5.000 3,302,796
126,777 Kimco Realty Corp 5.125 2,612,874
169,915 Kimco Realty Corp 5.250 3,580,109
27,491 Kimco Realty Corp 7.250 1,655,508
4,704 Mid-America Apartment Communities Inc 8.500 264,882
106,528 National Storage Affiliates Trust 6.000 2,273,307
135,899 Pebblebrook Hotel Trust 6.300 2,765,545
84,312 Pebblebrook Hotel Trust 6.375 1,665,162
111,779 Pebblebrook Hotel Trust 5.700 2,067,911
102,962 Public Storage 4.100 1,815,220
67,287 (d) Public Storage 4.125 1,199,727
131,202 Public Storage 4.000 2,209,442
69,067 Public Storage 3.950 1,174,830
109,895 Public Storage 4.000 1,856,126
77,920 Public Storage 3.900 1,302,043
56,231 Public Storage 5.050 1,218,526
101,895 Public Storage 4.875 2,144,890
80,347 Public Storage 3.875 1,342,598
60,523 Public Storage 4.700 1,189,277
69,361 Public Storage 4.750 1,403,867
79,839 Public Storage 4.625 1,549,675
174,430 Rexford Industrial Realty Inc 5.625 3,851,415
59,298 Rexford Industrial Realty Inc 5.875 1,384,608
21,577 RLJ Lodging Trust 1.950 529,931
74,470 Summit Hotel Properties Inc 6.250 1,523,656
40,732 Summit Hotel Properties Inc 5.875 826,860
97,591 Sunstone Hotel Investors Inc 5.700 2,103,086
76,095 Sunstone Hotel Investors Inc 6.125 1,703,767
38,104 UMH Properties Inc 6.375 869,152
146,808 Vornado Realty Trust 5.250 2,522,161
91,130 Vornado Realty Trust 4.450 1,439,854
73,480 Vornado Realty Trust 5.400 1,287,370
145,616 Vornado Realty Trust 5.250 2,616,719
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 83,369,392

Portfolio of Investments December 31, 2024
(continued)
Real Asset Income

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
FINANCIAL SERVICES - 0.1%
50,262 Brookfield Finance Inc 4.625% $ 840,883
28,909 National Rural Utilities Cooperative Finance Corp 5.500 657,102
TOTAL FINANCIAL SERVICES 1,497,985
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
50,559 Brookfield Property Partners LP 6.500 692,658
20,831 Brookfield Property Partners LP 6.375 283,302
66,459 Brookfield Property Partners LP 5.750 825,421
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,801,381
UTILITIES - 3.5%
52,583 BIP Bermuda Holdings I Ltd 5.125 885,498
81,264 Brookfield BRP Holdings Canada Inc 4.625 1,282,346
26,883 (d) Brookfield Infrastructure Finance ULC 5.000 447,871
126,274 Brookfield Infrastructure Partners LP 5.125 2,150,446
41,025 Brookfield Infrastructure Partners LP 5.000 702,348
149,300 Brookfield Renewable Partners LP 5.250 2,675,456
84,308 CMS Energy Corp 5.875 1,950,044
49,907 CMS Energy Corp 5.625 1,113,425
69,730 CMS Energy Corp 5.875 1,598,909
130,215 CMS Energy Corp 4.200 2,435,021
142,330 DTE Energy Co 4.375 2,610,332
153,805 DTE Energy Co 4.375 2,796,175
94,161 DTE Energy Co 5.250 2,075,308
78,768 Duke Energy Corp 5.625 1,861,288
90,053 (d) Duke Energy Corp 5.750 2,195,492
90,672 Georgia Power Co 5.000 1,958,515
44,931 SCE Trust VII 7.500 1,161,466
38,460 SCE Trust VIII 6.950 978,038
64,556 Southern Co/The 5.250 1,418,295
144,364 Southern Co/The 4.950 2,988,335
160,650 Southern Co/The 4.200 3,037,892
TOTAL UTILITIES 38,322,500
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $141,997,263) 124,991,258
SHARES DESCRIPTION VALUE
256062074 COMMON STOCKS - 23.4% 256062074
ENERGY - 9.4%
513,396 Enbridge Inc 21,783,392
1,105,209 Energy Transfer LP 21,651,044
278,568 Enterprise Products Partners LP 8,735,892
388,082 Gibson Energy Inc 6,609,098
70,131 Keyera Corp 2,144,742
228,431 Kinder Morgan Inc 6,259,009
171,512 MPLX LP 8,208,564
70,474 ONEOK Inc 7,075,590
316,324 Pembina Pipeline Corp 11,687,341
151,410 Plains All American Pipeline LP 2,586,083
58,769 Plains GP Holdings LP, Class A 1,080,174
83,496 Williams Cos Inc/The 4,518,804
TOTAL ENERGY 102,339,733
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
450,776 Chartwell Retirement Residences 4,729,001
297,552 Sienna Senior Living Inc 3,233,338
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,962,339
MATERIALS - 0.3%
9,811,172 Keppel Infrastructure Trust 3,233,344
TOTAL MATERIALS 3,233,344

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
1,410,840 Capitaland India Trust $ 1,102,348
107,364 Cibus Nordic Real Estate AB publ 1,712,199
590,517 Hongkong Land Holdings Ltd 2,629,503
440,666 Hysan Development Co Ltd 668,885
3,034,559 Sino Land Co Ltd 3,061,997
53,856 Sun Hung Kai Properties Ltd 512,458
1,860,517 Swire Properties Ltd 3,772,819
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,460,209
TELECOMMUNICATION SERVICES - 0.6%
791,793 HKT Trust & HKT Ltd 977,883
262,546 Infrastrutture Wireless Italiane SpA 2,666,998
1,931,714 NETLINK NBN TRUST 1,230,616
338,486 (c) RAI Way SpA 1,928,413
TOTAL TELECOMMUNICATION SERVICES 6,803,910
TRANSPORTATION - 2.1%
23,527 Aena SME SA 4,801,805
1,375,658 Atlas Arteria Ltd 4,035,850
896,438 Aurizon Holdings Ltd 1,800,093
1,091,177 Dalrymple Bay Infrastructure Ltd 2,431,383
676,663 Enav SpA 2,856,804
27,638 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 1,897,072
20,176 Grupo Aeroportuario del Pacifico SAB de CV, ADR 3,530,598
181,596 Transurban Group 1,500,893
TOTAL TRANSPORTATION 22,854,498
UTILITIES - 9.1%
173,201 APA Group 745,656
25,863 Capital Power Corp 1,146,468
254,989 CK Infrastructure Holdings Ltd 1,892,896
102,886 Clearway Energy Inc, Class A 2,515,563
595,679 CLP Holdings Ltd 4,996,131
442,279 Contact Energy Ltd 2,350,824
113,542 Dominion Energy Inc 6,115,372
39,980 Duke Energy Corp 4,307,445
14,413 (d) Emera Inc 538,739
114,671 Endesa SA 2,465,914
1,092,515 Enel SpA 7,796,374
292,070 Engie SA 4,632,054
381,699 ENN Energy Holdings Ltd 2,712,264
53,438 Entergy Corp 4,051,669
127,656 Evergy Inc 7,857,227
34,944 Eversource Energy 2,006,834
148,909 Exelon Corp 5,604,935
297,380 Iberdrola SA 4,097,961
245,055 Italgas SpA 1,375,332
248,637 National Grid PLC 2,953,870
148,581 National Grid PLC, Sponsored ADR 8,828,683
47,790 OGE Energy Corp 1,971,337
96,939 Pennon Group PLC 720,259
34,975 Pinnacle West Capital Corp 2,964,831
297,434 Redeia Corp SA 5,079,070
679,594 REN - Redes Energeticas Nacionais SGPS SA 1,605,023
1,642,470 Snam SpA 7,280,662
364,175 (d) Vector Ltd 794,648
TOTAL UTILITIES 99,408,041
TOTAL COMMON STOCKS
(Cost $218,110,127) 256,062,074

Portfolio of Investments December 31, 2024
(continued)
Real Asset Income

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
16796541 CONVERTIBLE PREFERRED SECURITIES - 1.5% 16796541
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
17,536 LXP Industrial Trust 6.500% $ 854,880
134,625 Regency Centers Corp 6.250 3,072,143
113,203 Regency Centers Corp 5.875 2,543,671
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,470,694
UTILITIES - 0.9%
77,000 NextEra Energy Inc 7.299 3,756,830
104,562 NextEra Energy Inc 6.926 4,278,677
46,000 PG&E Corp 6.000 2,290,340
TOTAL UTILITIES 10,325,847
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $18,038,223) 16,796,541
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
229112317 CORPORATE BONDS - 21.0% 229112317
CAPITAL GOODS - 0.9%
$ 3,230,000 (c) Advanced Drainage Systems Inc 6.375 06/15/30 3,230,284
2,335,000 (c) Chart Industries Inc 7.500 01/01/30 2,427,647
1,650,000 (c) Dcli Bidco LLC 7.750 11/15/29 1,686,940
1,870,000 (c) Trinity Industries Inc 7.750 07/15/28 1,940,559
TOTAL CAPITAL GOODS 9,285,430
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
1,715,000 (c) LCM Investments Holdings II LLC 4.875 05/01/29 1,601,386
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,601,386
CONSUMER SERVICES - 1.4%
2,175,000 (c),(d) Caesars Entertainment Inc 6.000 10/15/32 2,097,066
975,000 Choice Hotels International Inc 5.850 08/01/34 976,183
2,975,000 (c),(d) Churchill Downs Inc 5.750 04/01/30 2,919,822
1,580,000 (c) Hilton Domestic Operating Co Inc 5.875 03/15/33 1,554,671
1,000,000 (c) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 965,423
1,500,000 (d) MGM Resorts International 6.500 04/15/32 1,494,687
2,280,000 Piedmont Operating Partnership LP 9.250 07/20/28 2,501,668
1,385,000 (c) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 1,403,718
1,655,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 1,626,014
TOTAL CONSUMER SERVICES 15,539,252
ENERGY - 3.7%
1,775,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 1,772,792
2,126,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 2,114,667
2,520,000 (c) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000 07/15/29 2,573,796
2,500,000 (c) Buckeye Partners LP 6.875 07/01/29 2,530,287
3,080,000 Cheniere Energy Partners LP 4.500 10/01/29 2,981,991
1,270,000 (c) CNX Midstream Partners LP 4.750 04/15/30 1,158,182
250,000 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 238,782
700,000 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 735,935
1,625,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 1,680,147
1,310,000 (c) DT Midstream Inc 4.375 06/15/31 1,195,272
1,325,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 05/15/33 1,296,687
CAD 1,060,000 Gibson Energy Inc 5.250 12/22/80 717,433
2,250,000 (c) Global Partners LP / GLP Finance Corp 8.250 01/15/32 2,313,300
1,680,000 (c) Harvest Midstream I LP 7.500 05/15/32 1,710,622
CAD 1,380,000 Keyera Corp 6.875 06/13/79 1,006,758
4,505,000 ONEOK Inc 5.050 11/01/34 4,308,379
695,000 (c) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 682,000
CAD 3,461,000 Pembina Pipeline Corp 4.800 01/25/81 2,308,056
1,565,000 (c) Sunoco LP 7.000 05/01/29 1,606,111
2,005,000 Targa Resources Corp 6.125 03/15/33 2,067,154
950,000 Targa Resources Corp 6.150 03/01/29 986,055
CAD 415,000 Transcanada Trust 4.200 03/04/81 271,251
750,000 (c) Transocean Titan Financing Ltd 8.375 02/01/28 765,282
2,390,000 (c) US LIQUIDSCO0 5.584 10/01/34 2,324,512

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 1,550,000 (c) USA Compression Partners LP / USA Compression Finance Corp 7.125% 03/15/29 $ 1,577,353
TOTAL ENERGY 40,922,804
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.4%
3,570,000 Agree LP 4.800 10/01/32 3,418,329
1,725,000 Alexandria Real Estate Equities Inc 5.250 05/15/36 1,674,012
2,185,000 American Assets Trust LP 6.150 10/01/34 2,173,117
2,375,000 American Homes 4 Rent LP 5.500 02/01/34 2,365,198
3,125,000 American Tower Corp 5.500 03/15/28 3,171,192
3,010,000 Essex Portfolio LP 5.500 04/01/34 3,011,268
2,710,000 Extra Space Storage LP 5.700 04/01/28 2,766,518
2,520,000 Federal Realty OP LP 5.375 05/01/28 2,545,449
1,340,000 GLP Capital LP / GLP Financing II Inc 6.750 12/01/33 1,418,490
3,270,000 (c) Iron Mountain Inc 6.250 01/15/33 3,256,941
765,000 (d) Kilroy Realty LP 6.250 01/15/36 758,954
1,380,000 Kimco Realty OP LLC 4.600 02/01/33 1,313,644
1,685,000 Kite Realty Group LP 4.000 10/01/26 1,658,977
2,090,000 Kite Realty Group LP 5.500 03/01/34 2,078,787
1,630,000 Mid-America Apartments LP 5.300 02/15/32 1,636,734
888,000 (d) MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 748,656
1,005,000 Prologis LP 5.000 03/15/34 981,542
6,625,000 (c) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 6,658,343
1,210,000 (c) Scentre Group Trust 2 5.125 09/24/80 1,180,912
1,000,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.500 02/15/29 907,364
2,250,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.500 02/15/28 2,399,131
2,070,000 Ventas Realty LP 5.000 01/15/35 1,977,806
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 48,101,364
FINANCIAL SERVICES - 1.0%
1,950,000 (c) Azorra Finance Ltd 7.750 04/15/30 1,938,431
2,420,000 (c) HAT Holdings I LLC / HAT Holdings II LLC 8.000 06/15/27 2,521,446
2,700,000 (c) Hunt Cos Inc 5.250 04/15/29 2,559,193
2,890,000 (c) Starwood Property Trust Inc 6.000 04/15/30 2,836,611
1,315,000 (c) Starwood Property Trust Inc 7.250 04/01/29 1,348,932
TOTAL FINANCIAL SERVICES 11,204,613
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
1,500,000 (c) CHS/Community Health Systems Inc 5.250 05/15/30 1,231,992
1,250,000 (c) LifePoint Health Inc 11.000 10/15/30 1,372,079
3,000,000 (c) Prime Healthcare Services Inc 9.375 09/01/29 2,918,130
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,522,201
MATERIALS - 0.1%
1,500,000 (c) Mineral Resources Ltd 8.000 11/01/27 1,533,478
TOTAL MATERIALS 1,533,478
MEDIA & ENTERTAINMENT - 1.1%
1,500,000 (c) Cablevision Lightpath LLC 5.625 09/15/28 1,391,477
3,477,000 (c),(d) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 3,447,277
875,000 (c) CSC Holdings LLC 5.500 04/15/27 783,125
800,000 (c) CSC Holdings LLC 11.250 05/15/28 789,530
3,500,000 (c) DISH Network Corp 11.750 11/15/27 3,707,172
2,000,000 (c) LCPR Senior Secured Financing DAC 6.750 10/15/27 1,809,599
TOTAL MEDIA & ENTERTAINMENT 11,928,180
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
1,500,000 (c) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 1,501,363
1,500,000 Kennedy-Wilson Inc 4.750 03/01/29 1,354,941
3,000,000 Tenet Healthcare Corp 6.750 05/15/31 3,030,723
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,887,027
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
566,000 (c) CommScope LLC 9.500 12/15/31 586,721
500,000 (c) CommScope LLC 6.000 03/01/26 497,500
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,084,221

Portfolio of Investments December 31, 2024
(continued)
Real Asset Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.9%
$ 2,500,000 EchoStar Corp 10.750% 11/30/29 $ 2,688,213
1,945,000 (c) Iliad Holding SASU 8.500 04/15/31 2,067,855
1,200,000 (c) Iliad Holding SASU 7.000 04/15/32 1,206,071
1,000,000 (c) Level 3 Financing Inc 3.750 07/15/29 773,355
800,000 (c) Level 3 Financing Inc 10.500 04/15/29 891,520
1,900,000 (c) Level 3 Financing Inc 4.875 06/15/29 1,653,000
1,500,000 (c) Lumen Technologies Inc 4.500 01/15/29 1,275,000
2,095,000 (c) Sable International Finance Ltd 7.125 10/15/32 2,052,765
1,135,000 (c) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 1,172,254
3,250,000 (c),(d) Zayo Group Holdings Inc 4.000 03/01/27 2,997,342
1,800,000 (c),(d) Zayo Group Holdings Inc 6.125 03/01/28 1,529,984
2,150,000 (c) Zegona Finance PLC 8.625 07/15/29 2,279,071
TOTAL TELECOMMUNICATION SERVICES 20,586,430
TRANSPORTATION - 1.1%
5,550,000 (c),(d) Brightline East LLC 11.000 01/31/30 5,296,809
2,300,000 (c) Cargo Aircraft Management Inc 4.750 02/01/28 2,281,452
1,500,000 (c),(d) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,509,422
2,305,000 (c) XPO Inc 7.125 06/01/31 2,363,300
TOTAL TRANSPORTATION 11,450,983
UTILITIES - 4.1%
1,630,000 AEP Transmission Co LLC 5.150 04/01/34 1,603,617
CAD 2,738,000 AltaGas Ltd 7.350 08/17/82 1,985,943
2,690,000 Ameren Illinois Co 4.950 06/01/33 2,640,127
2,775,000 (c) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 2,767,635
1,315,000 CenterPoint Energy Houston Electric LLC 5.200 10/01/28 1,330,971
3,500,000 (c) Clearway Energy Operating LLC 4.750 03/15/28 3,347,168
900,000 DTE Electric Co 5.200 03/01/34 896,603
1,385,000 Duke Energy Progress LLC 5.100 03/15/34 1,368,992
3,283,000 Evergy Inc 6.650 06/01/55 3,282,062
1,436,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.375 04/01/26 1,420,905
1,975,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,805,166
2,260,000 (c) ITC Holdings Corp 4.950 09/22/27 2,263,262
1,315,000 (c),(d) NextEra Energy Operating Partners LP 7.250 01/15/29 1,345,042
910,000 (c) NextEra Energy Operating Partners LP 4.500 09/15/27 867,992
GBP 2,381,000 NGG Finance PLC, Reg S 5.625 06/18/73 2,977,294
1,145,000 OGE Energy Corp 5.450 05/15/29 1,163,733
2,540,000 Pacific Gas and Electric Co 6.150 01/15/33 2,636,301
1,510,000 (c) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 1,417,212
390,000 Public Service Electric and Gas Co 5.200 03/01/34 388,435
1,430,000 Public Service Enterprise Group Inc 5.850 11/15/27 1,471,021
1,495,000 (c) RWE Finance US LLC 5.875 04/16/34 1,499,574
700,000 (c) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 636,445
3,315,000 (c) TerraForm Power Operating LLC 4.750 01/15/30 3,064,264
2,295,000 Wisconsin Power and Light Co 5.375 03/30/34 2,285,184
TOTAL UTILITIES 44,464,948
TOTAL CORPORATE BONDS
(Cost $229,370,261) 229,112,317
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.6% –
2,619,771 Foresight Environmental Infrastructure Ltd 2,381,055
549,364 Greencoat UK Wind PLC/Funds 878,255
636,683 Renewables Infrastructure Group Ltd/The 682,764
1,589,274 Sdcl Energy Efficiency Income Trust PLC 1,084,338
1,290,320 Sequoia Economic Infrastructure Income Fund Ltd 1,273,142
308,505 Starwood European Real Estate Finance Ltd 354,548
TOTAL INVESTMENT COMPANIES
(Cost $8,811,588) 6,654,102

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 0.1% –
$ 200,000 (c) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.767% 06/10/47 $ 95,000
1,300,000 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 4.329%), 2019 MILE
8.727 07/15/36 845,421
400,000 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 2.829%), 2019 MILE
7.227 07/15/36 303,685
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,898,925) 1,244,106
SHARES DESCRIPTION VALUE
256997444 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 23.5% 256997444
DATA CENTER REITS - 0.1%
579,710 Keppel DC REIT 924,192
TOTAL DATA CENTER REITS 924,192
DIVERSIFIED REITS - 2.8%
186,624 Armada Hoffler Properties Inc 1,909,163
965,225 British Land Co PLC/The 4,351,076
226,048 Broadstone Net Lease Inc 3,585,121
241,908 Charter Hall Long Wale REIT 558,008
209,569 GPT Group/The 564,555
52,264 ICADE 1,247,261
3,968 KDX Realty Investment Corp 3,766,972
2,358,406 LondonMetric Property PLC 5,319,430
87,828 Sila Realty Trust Inc 2,135,977
12,506 Star Asia Investment Corp 4,095,310
620,565 Stockland 1,840,626
1,675 United Urban Investment Corp 1,496,400
TOTAL DIVERSIFIED REITS 30,869,899
HEALTH CARE REITS - 3.3%
4,871 Alexandria Real Estate Equities Inc 475,166
76,762 American Healthcare REIT Inc 2,181,576
7,538,252 Assura PLC 3,595,785
24,212 CareTrust REIT Inc 654,934
128,532 Community Healthcare Trust Inc 2,469,100
146,368 Healthcare Realty Trust Inc 2,480,937
478,629 Healthpeak Properties Inc 9,701,810
227,353 Omega Healthcare Investors Inc 8,605,311
862,766 Parkway Life Real Estate Investment Trust 2,369,423
217,452 Sabra Health Care REIT Inc 3,766,269
TOTAL HEALTH CARE REITS 36,300,311
HOTEL & RESORT REITS - 1.1%
418,228 Apple Hospitality REIT Inc 6,419,800
112,160 Host Hotels & Resorts Inc 1,965,043
4,979 Invincible Investment Corp 2,086,615
9,583 Ryman Hospitality Properties Inc 999,890
TOTAL HOTEL & RESORT REITS 11,471,348
INDUSTRIAL REITS - 3.1%
16,960 ARGAN SA 1,062,865
1,253,201 Centuria Industrial REIT 2,181,410
1,623,347 Frasers Logistics & Commercial Trust 1,043,809
2,579 LaSalle Logiport REIT 2,328,816
621,592 LXP Industrial Trust 5,047,327
1,141,198 Mapletree Industrial Trust 1,844,949
3,613,938 Mapletree Logistics Trust 3,356,706
16,272 Montea NV 1,065,995
679,398 Nexus Industrial REIT 3,634,610
3,487 Plymouth Industrial REIT Inc 62,069
41,466 Rexford Industrial Realty Inc 1,603,075
105,682 STAG Industrial Inc 3,574,165
1,034,360 Tritax Big Box REIT PLC 1,718,352
1,198,276 Urban Logistics REIT PLC 1,536,124

Portfolio of Investments December 31, 2024
(continued)
Real Asset Income

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDUSTRIAL REITS (continued)
194,478 Warehouses De Pauw CVA $ 3,823,091
TOTAL INDUSTRIAL REITS 33,883,363
MORTGAGE REITS - 0.6%
88,955 Apollo Commercial Real Estate Finance Inc 770,350
100,691 Blackstone Mortgage Trust Inc, Class A 1,753,031
226,695 Starwood Property Trust Inc 4,295,870
TOTAL MORTGAGE REITS 6,819,251
MULTI-FAMILY RESIDENTIAL REITS - 1.3%
7,221 Daiwa Securities Living Investments Corp 4,086,569
93,051 Elme Communities 1,420,889
30,000 Equity Residential 2,152,800
3,970,455 (e),(f) Home Reit PLC 4,971
5,263 Mid-America Apartment Communities Inc 813,502
107,498 UDR Inc 4,666,488
148,859 UNITE Group PLC/The 1,506,201
TOTAL MULTI-FAMILY RESIDENTIAL REITS 14,651,420
OFFICE REITS - 1.3%
20,649 BXP Inc 1,535,460
31,437 Cousins Properties Inc 963,230
38,968 Gecina SA 3,650,721
79,889 Highwoods Properties Inc 2,443,006
78,677 Kilroy Realty Corp 3,182,485
162,030 Postal Realty Trust Inc, Class A 2,114,491
TOTAL OFFICE REITS 13,889,393
OTHER SPECIALIZED REITS - 2.0%
152,644 Four Corners Property Trust Inc 4,142,758
272,268 Gaming and Leisure Properties Inc 13,112,427
29,500 Lamar Advertising Co, Class A 3,591,330
50,521 VICI Properties Inc 1,475,718
TOTAL OTHER SPECIALIZED REITS 22,322,233
REAL ESTATE OPERATING COMPANIES - 0.4%
3,957,887 Sirius Real Estate Ltd 3,883,242
TOTAL REAL ESTATE OPERATING COMPANIES 3,883,242
RETAIL REITS - 6.9%
1,239,744 CapitaLand Integrated Commercial Trust 1,748,300
1,342,245 Charter Hall Retail REIT 2,611,250
364,876 Choice Properties Real Estate Investment Trust 3,388,705
238,842 Crombie Real Estate Investment Trust 2,194,930
316,108 CT Real Estate Investment Trust 3,142,498
542 Federal Realty Investment Trust 60,677
1,396,338 Fortune Real Estate Investment Trust 716,482
3,132,992 Frasers Centrepoint Trust 4,834,282
764,743 Hammerson PLC 2,676,839
1,459 Japan Metropolitan Fund Invest 837,065
108,690 Kimco Realty Corp 2,546,607
767,639 Link REIT 3,228,313
212,263 NETSTREIT Corp 3,003,521
67,489 NNN REIT Inc 2,756,926
237,410 Primaris Real Estate Investment Trust 2,555,033
228,521 Realty Income Corp 12,205,307
101,911 RioCan Real Estate Investment Trust 1,295,999
1,097,100 Scentre Group 2,322,394
78,629 Simon Property Group Inc 13,540,700
3,635,264 Vicinity Ltd 4,711,410
1,795,065 Waypoint REIT Ltd 2,582,324
140,029 Wereldhave NV 1,997,255
TOTAL RETAIL REITS 74,956,817

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SELF-STORAGE REITS - 0.5%
127,945 CubeSmart $ 5,482,443
134 Extra Space Storage Inc 20,047
62,184 Safestore Holdings PLC 500,348
TOTAL SELF-STORAGE REITS 6,002,838
TELECOM TOWER REITS - 0.1%
11,273 Crown Castle Inc 1,023,137
TOTAL TELECOM TOWER REITS 1,023,137
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $265,962,452) 256,997,444
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
33293315 VARIABLE RATE SENIOR LOAN INTERESTS - 3.1% 33293315
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
$ 2,992,500 (b) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.000%) 6.610% 06/27/31 3,001,852
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,001,852
CONSUMER SERVICES - 0.6%
2,000,000 (b),(g) Caesars Entertainment Inc, (TBD) TBD TBD 2,004,160
2,725,771 (b),(h) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6.607 02/06/30 2,731,440
1,650,862 (b) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6.632 04/16/29 1,659,711
TOTAL CONSUMER SERVICES 6,395,311
MEDIA & ENTERTAINMENT - 0.5%
3,000,000 (b),(h) Charter Communications Operating, LLC, Term Loan B5,
(TSFR1M + 2.250%)
6.781 11/22/31 2,997,075
1,000,000 (b),(g) CSC Holdings, LLC, Term Loan B6, (TBD) TBD TBD 983,055
2,000,000 (b),(g) UPC Financing Partnership, Term Loan AX, (TBD) TBD TBD 2,012,950
TOTAL MEDIA & ENTERTAINMENT 5,993,080
TELECOMMUNICATION SERVICES - 0.4%
2,000,000 (b) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 7.012 01/31/28 1,989,370
2,000,000 (b) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 7.012 04/28/28 1,994,130
TOTAL TELECOMMUNICATION SERVICES 3,983,500
TRANSPORTATION - 0.3%
3,325,000 (b) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
6.079 04/10/31 3,322,922
TOTAL TRANSPORTATION 3,322,922
UTILITIES - 1.0%
1,396,482 (b) Calpine Corporation, Term Loan B10, (TSFR1M + 1.750%) 6.107 01/31/31 1,394,024
3,000,000 (b),(g) NRG Energy, Inc., Term Loan, (TBD) TBD TBD 3,007,140
3,155,000 (b) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M +
2.500%)
6.849 12/11/31 3,170,775
3,014,432 (b),(g) Vistra Operations Company LLC, First Lien Term Loan B3, (TBD) TBD TBD 3,024,711
TOTAL UTILITIES 10,596,650
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $33,312,632) 33,293,315
TOTAL LONG-TERM INVESTMENTS
(Cost $1,066,428,507) 1,075,723,777
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.9%
20,727,033 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
4.460 (j) 20,727,033
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $20,727,033) 20,727,033

Portfolio of Investments December 31, 2024
(continued)
Real Asset Income

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%
18586697 REPURCHASE AGREEMENTS - 1.7% 18586697
$ 18,200,000 (k) Fixed Income Clearing Corporation 4.430% 01/02/25 $ 18,200,000
386,697 (l) Fixed Income Clearing Corporation 1.360 01/02/25 386,697
TOTAL REPURCHASE AGREEMENTS
(Cost $18,586,697) 18,586,697
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,586,697) 18,586,697
TOTAL INVESTMENTS - 102.0%
(Cost $1,105,742,237 ) 1,115,037,507
OTHER ASSETS & LIABILITIES, NET -  (2.0)% (21,961,719)
NET ASSETS - 100% $ 1,093,075,788
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $166,067,352 or 14.9% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $19,779,887.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g) When-issued or delayed delivery security.
(h) Portion of investment purchased on a delayed delivery basis.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $18,204,479 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 5/15/42, valued at $18,564,076.
(l) Agreement with Fixed Income Clearing Corporation, 1.360% dated 12/31/24 to be repurchased at $386,726 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 12/31/31, valued at $394,459.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra 10-Year Note (127) 3/25 $ (14,468,289) $ (14,136,687) $ 331,602
U.S. Treasury Ultra Bond (70) 3/25 (8,732,397) (8,323,438) 408,959
Total $(23,200,686) $(22,460,125) $740,561

Portfolio of Investments December 31, 2024
Real Estate Securities
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
1019361456 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 98 .7% 1019361456
DATA CENTER REITS - 12.9%
281,847 Digital Realty Trust Inc $ 49,979,929
87,806 Equinix Inc 82,791,398
TOTAL DATA CENTER REITS 132,771,327
DIVERSIFIED REITS - 1.2%
889,232 Empire State Realty Trust Inc, Class A 9,176,874
108,867 Essential Properties Realty Trust Inc 3,405,360
TOTAL DIVERSIFIED REITS 12,582,234
HEALTH CARE REITS - 16.0%
93,018 Alexandria Real Estate Equities Inc 9,073,906
409,314 American Healthcare REIT Inc 11,632,704
602,674 CareTrust REIT Inc 16,302,332
171,194 Healthcare Realty Trust Inc 2,901,738
1,352,051 Healthpeak Properties Inc 27,406,074
53,374 Omega Healthcare Investors Inc 2,020,206
600,605 Ventas Inc 35,369,628
480,370 Welltower Inc 60,541,031
TOTAL HEALTH CARE REITS 165,247,619
HOTEL & RESORT REITS - 3.3%
201,303 Apple Hospitality REIT Inc 3,090,001
417,429 Host Hotels & Resorts Inc 7,313,356
625,999 Pebblebrook Hotel Trust 8,482,287
133,458 Ryman Hospitality Properties Inc 13,925,008
119,931 Sunstone Hotel Investors Inc 1,419,983
TOTAL HOTEL & RESORT REITS 34,230,635
INDUSTRIAL REITS - 14.2%
338,200 Americold Realty Trust Inc 7,237,480
109,494 EastGroup Properties Inc 17,572,692
322,552 Lineage Inc 18,891,871
792,760 LXP Industrial Trust 6,437,211
757,521 Prologis Inc 80,069,970
477,098 STAG Industrial Inc 16,135,454
TOTAL INDUSTRIAL REITS 146,344,678
MULTI-FAMILY RESIDENTIAL REITS - 7.8%
176,168 AvalonBay Communities Inc 38,751,675
284,882 Equity Residential 20,443,132
35,036 Essex Property Trust Inc 10,000,676
39,457 Mid-America Apartment Communities Inc 6,098,868
332,363 Veris Residential Inc 5,527,197
TOTAL MULTI-FAMILY RESIDENTIAL REITS 80,821,548
OFFICE REITS - 2.3%
34,383 BXP Inc 2,556,720
233,391 COPT Defense Properties 7,223,451
200,343 Cousins Properties Inc 6,138,510
381,646 Hudson Pacific Properties Inc 1,156,387
54,520 Kilroy Realty Corp 2,205,334
69,800 SL Green Realty Corp 4,740,816
TOTAL OFFICE REITS 24,021,218
OTHER SPECIALIZED REITS - 4.7%
407,840 Gaming and Leisure Properties Inc 19,641,574
114,637 Iron Mountain Inc 12,049,495
33,056 Lamar Advertising Co, Class A 4,024,238
452,009 VICI Properties Inc 13,203,183
TOTAL OTHER SPECIALIZED REITS 48,918,490
RETAIL REITS - 17.9%
291,863 Agree Realty Corp 20,561,748
280,225 Curbline Properties Corp 6,506,825
185,174 Federal Realty Investment Trust 20,730,229

Portfolio of Investments December 31, 2024
(continued)
Real Estate Securities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
RETAIL REITS (continued)
318,475 InvenTrust Properties Corp $ 9,595,652
1,010,865 Kimco Realty Corp 23,684,567
122,117 Macerich Co/The 2,432,571
519,034 NETSTREIT Corp 7,344,331
190,750 NNN REIT Inc 7,792,137
416,284 Realty Income Corp 22,233,728
263,333 Regency Centers Corp 19,468,209
170,478 Simon Property Group Inc 29,358,016
310,071 SITE Centers Corp 4,740,986
485,774 Urban Edge Properties 10,444,141
TOTAL RETAIL REITS 184,893,140
SELF-STORAGE REITS - 6.5%
225,344 CubeSmart 9,655,991
148,054 Extra Space Storage Inc 22,148,878
116,652 Public Storage 34,930,275
TOTAL SELF-STORAGE REITS 66,735,144
SINGLE-FAMILY RESIDENTIAL REITS - 6.6%
409,314 American Homes 4 Rent, Class A 15,316,530
263,107 Equity LifeStyle Properties Inc 17,522,926
1,099,512 Invitation Homes Inc 35,151,399
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 67,990,855
TELECOM TOWER REITS - 4.4%
184,198 American Tower Corp 33,783,755
57,630 SBA Communications Corp 11,744,994
TOTAL TELECOM TOWER REITS 45,528,749
TIMBER REITS - 0.9%
329,514 Weyerhaeuser Co 9,275,819
TOTAL TIMBER REITS 9,275,819
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $749,150,325) 1,019,361,456
TOTAL LONG-TERM INVESTMENTS
(Cost $749,150,325) 1,019,361,456
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2%
12545618 REPURCHASE AGREEMENTS - 1 .2% 12545618
$ 12,150,000 (a) Fixed Income Clearing Corporation 4 .430% 01/02/25 12,150,000
395,618 (b) Fixed Income Clearing Corporation 1 .360 01/02/25 395,618
TOTAL REPURCHASE AGREEMENTS
(Cost $12,545,618) 12,545,618
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,545,618) 12,545,618
TOTAL INVESTMENTS - 99 .9%
(Cost $ 761,695,943 ) 1,031,907,074
OTHER ASSETS & LIABILITIES, NET -  0.1% 1,537,891
NET ASSETS - 100% $ 1,033,444,965
REIT Real Estate Investment Trust
(a) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $12,152,990 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 5/15/42, valued at $12,393,040.
(b) Agreement with Fixed Income Clearing Corporation, 1.360% dated 12/31/24 to be repurchased at $395,648 on 1/2/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 12/31/31, valued at $403,608.

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2024
Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
ASSETS
Long-term investments, at value
†‡
$ 459,879,233 $ 42,256,927 $ 1,075,723,777 $ 1,019,361,456
Investments purchased with collateral from securities lending, at value (cost approximates value) – – 20,727,033 –
Short-term investments, at value
◊
2,350,000 200,000 18,586,697 12,545,618
Cash 85,754 15,961 181,401 –
Cash denominated in foreign currencies
^
218,252 174,310 4,434,211 –
Cash collateral at broker for investments in futures contracts
(1)
– – 740,561 –
Receivables:
Dividends 638,124 169,595 2,447,366 3,822,941
Interest 289 25 6,804,977 1,510
Investments sold – 57,148 335,201 1,039,206
Reclaims 168,898 17,647 687,836 22,435
Reimbursement from Adviser 133,297 56,522 214,425 433,474
Shares sold 623,525 20,589 516,526 1,306,380
Variation margin on futures contracts – – 62,375 –
Other 57,363 14,719 141,390 193,048
Total assets 464,154,735 42,983,443 1,131,603,776 1,038,726,068
LIABILITIES
Payables:
Management fees 363,300 34,060 683,661 705,807
Collateral from securities lending – – 20,727,033 –
Dividends – – 168,336 –
Capital gain taxes 99,063 – – –
Interest 92 8 200 181
Investments purchased - regular settlement – 54,630 470,812 1,742,277
Investments purchased - when-issued/delayed-delivery settlement – – 13,883,593 –
Shares redeemed 137,699 193,991 1,889,094 2,126,814
Accrued expenses:
Custodian fees 109,750 60,670 181,235 52,803
Directors/Trustees fees 30,485 1,002 67,686 166,363
Professional fees 17,164 5,212 32,454 54,064
Shareholder reporting expenses 25,736 16,198 127,003 47,163
Shareholder servicing agent fees 93,379 961 235,546 359,768
12b-1 distribution and service fees 15,537 230 61,280 25,863
Other 834 44 55 –
Total liabilities 893,039 367,006 38,527,988 5,281,103
Net assets $ 463,261,696 $ 42,616,437 $ 1,093,075,788 $ 1,033,444,965
NET ASSETS CONSIST OF:
Paid-in capital $ 364,526,545 $ 43,901,010 $ 1,361,552,625 $ 796,518,803
Total distributable earnings (loss) 98,735,151 (1,284,573) (268,476,837) 236,926,162
Net assets $ 463,261,696 $ 42,616,437 $ 1,093,075,788 $ 1,033,444,965
†
Long-term investments, cost $ 355,110,539 $ 38,297,291 $ 1,066,428,507 $ 749,150,325
◊
Short-term investments, cost 2,350,000 200,000 18,586,697 12,545,618
‡ Includes securities loaned of $ — $ — $ 19,779,887 $ —
^
Cash denominated in foreign currencies, cost $ 218,851 $ 184,790 $ 4,527,116 $ –
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
CLASS A:
Net assets $ 45,733,488 $ 803,444 $ 131,916,844 $ 107,921,077
Shares outstanding 4,055,337 44,587 6,235,146 7,410,155
Net asset value ("NAV") per share $ 11.28 $ 18.02 $ 21.16 $ 14.56
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 11.97 $ 19.12 $ 22.45 $ 15.45
CLASS C:
Net assets $ 6,430,216 $ 63,732 $ 36,758,246 $ 2,451,922
Shares outstanding 580,966 3,539 1,736,491 176,628
NAV and offering price per share $ 11.07 $ 18.01 $ 21.17 $ 13.88
CLASS R6:
Net assets $ 77,561,739 $ 39,079,784 $ 207,176,147 $ 265,665,241
Shares outstanding 6,889,976 2,169,498 9,729,608 17,461,990
NAV and offering price per share $ 11.26 $ 18.01 $ 21.29 $ 15.21
CLASS I:
Net assets $ 333,536,253 $ 2,669,477 $ 717,224,551 $ 657,406,725
Shares outstanding 29,705,115 148,233 33,892,473 44,002,040
NAV and offering price per share $ 11.23 $ 18.01 $ 21.16 $ 14.94
Authorized shares - per class 2 billion Unlimited 2 billion 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Year Ended December 31, 2024
Global
Infrastructure
Global Real Estate
Securities Real Asset Income
Real Estate
Securities
INVESTMENT INCOME
Affiliated income $ 380,336 $ 50,404 $ 871,785 $ 1,409,437
Dividends 16,221,868 1,320,735 36,475,396 23,544,234
Interest 468,055 31,900 25,548,246 1,056,926
Securities lending income, net 52,173 45 250,647 —
Tax withheld (773,489) (78,219) (1,918,454) (10,684)
Total investment income 16,348,943 1,324,865 61,227,620 25,999,913
EXPENSES
– – – –
Management fees 4,261,353 393,522 7,824,025 8,172,947
12b-1 service fees - Class A 115,317 1,987 352,795 294,238
12b-1 distribution and service fees - Class C 71,219 510 490,665 28,932
Shareholder servicing agent fees - Class A 35,785 604 151,563 190,097
Shareholder servicing agent fees - Class C 5,516 38 52,614 4,676
Shareholder servicing agent fees - Class R6 6,771 2,142 26,618 21,524
Shareholder servicing agent fees - Class I 269,641 1,903 739,110 985,270
Interest expense 6,757 268 10,560 4,581
Directors/Trustees fees 18,006 1,673 40,180 38,553
Custodian expenses 210,075 102,817 278,312 83,096
Registration fees 73,032 65,863 86,068 76,741
Investor relations expenses — — 441 222
Professional fees 147,603 82,561 162,405 172,555
Shareholder reporting expenses 79,384 45,677 419,995 230,436
Other 15,633 8,040 42,101 152,006
Total expenses before fee waiver/expense reimbursement 5,316,092 707,605 10,677,452 10,455,874
Fee waiver/expense reimbursement (603,958) (278,953) (276,374) (1,058,878)
Net expenses 4,712,134 428,652 10,401,078 9,396,996
Net investment income (loss) 11,636,809 896,213 50,826,542 16,602,917
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 31,630,453 971,238 18,484,499 59,133,437
Futures contracts — — 60,005 —
Foreign currency transactions (99,497) (19,929) (623,575) —
Net realized gain (loss) 31,530,956 951,309 17,920,929 59,133,437
Change in unrealized appreciation (depreciation) on:
Investments ** 6,097,776 (1,490,454) (2,120,168) (15,617,539)
Futures contracts — — 3,636,817 —
Foreign currency translations (12,188) (12,857) (172,882) —
Net change in unrealized appreciation (depreciation) 6,085,588 (1,503,311) 1,343,767 (15,617,539)
Net realized and unrealized gain (loss) 37,616,544 (552,002) 19,264,696 43,515,898
Net increase (decrease) in net assets from operations $ 49,253,353 $ 344,211 $ 70,091,238 $ 60,118,815
**
Net of change in foreign capital gains tax
$ (51,480) $ — $ — $ —

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Infrastructure Global Real Estate Securities
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 11,636,809 $ 11,132,821 $ 896,213 $ 1,169,386
Net realized gain (loss) 31,530,956 7,451,947 951,309 (1,699,511)
Net change in unrealized appreciation (depreciation) 6,085,588 22,667,510 (1,503,311) 5,001,056
Net increase (decrease) in net assets from operations 49,253,353 41,252,278 344,211 4,470,931
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,257,073) (1,020,446) (23,292) (17,378)
Class C (416,631) (111,173) (1,177) (1,095)
Class R6 (5,833,578) (1,749,108) (1,306,482) (1,218,539)
Class I (24,931,069) (8,217,071) (83,874) (67,730)
Return of Capital:
Class A — (48,641) (348) —
Class C — (9,598) (22) —
Class R6 — (73,976) (17,497) —
Class I — (365,813) (1,095) —
Total distributions (34,438,351) (11,595,826) (1,433,787) (1,304,742)
FUND SHARE TRANSACTIONS
Subscriptions 58,571,072 77,546,708 1,234,328 1,299,206
Reinvestments of distributions 24,728,866 8,426,032 126,227 102,871
Redemptions (109,408,532) (147,094,878) (689,362) (1,029,507)
Net increase (decrease) from Fund share transactions (26,108,594) (61,122,138) 671,193 372,570
Net increase (decrease) in net assets (11,293,592) (31,465,686) (418,383) 3,538,759
Net assets at the beginning of period 474,555,288 506,020,974 43,034,820 39,496,061
Net assets at the end of period $ 463,261,696 $ 474,555,288 $ 42,616,437 $ 43,034,820

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Real Asset Income Real Estate Securities
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 50,826,542 $ 55,551,530 $ 16,602,917 $ 26,757,383
Net realized gain (loss) 17,920,929 (48,015,985) 59,133,437 27,445,193
Net change in unrealized appreciation (depreciation) 1,343,767 79,955,696 (15,617,539) 51,178,164
Net increase (decrease) in net assets from operations 70,091,238 87,491,241 60,118,815 105,380,740
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (6,653,431) (7,585,795) (8,824,499) (3,967,524)
Class C (1,947,060) (3,151,082) (187,933) (105,263)
Class R6 (9,770,976) (8,825,179) (21,777,545) (11,183,009)
Class I (34,071,957) (39,560,593) (53,231,243) (19,417,017)
Return of Capital:
Class A (56,082) — (925,438) —
Class C (19,521) — (23,905) —
Class R6 (76,251) — (2,104,277) —
Class I (273,533) — (4,679,522) —
Total distributions (52,868,811) (59,122,649) (91,754,362) (34,672,813)
FUND SHARE TRANSACTIONS
Subscriptions 249,378,073 182,856,316 347,178,436 228,196,157
Reinvestments of distributions 50,841,248 56,492,733 76,569,971 27,541,116
Redemptions (316,456,732) (381,185,908) (355,168,719) (380,983,554)
Net increase (decrease) from Fund share transactions (16,237,411) (141,836,859) 68,579,688 (125,246,281)
Net increase (decrease) in net assets 985,016 (113,468,267) 36,944,141 (54,538,354)
Net assets at the beginning of period 1,092,090,772 1,205,559,039 996,500,824 1,051,039,178
Net assets at the end of period $ 1,093,075,788 $ 1,092,090,772 $ 1,033,444,965 $ 996,500,824

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Infrastructure
Class
A
12/31/24
$ 10.94 $ 0.25 $ 0.93 $ 1.18 $ (0.26) $ (0.58) $ — $ (0.84) $ 11.28
12/31/23
10.31 0.22 0.66 0.88 (0.24) — (0.01) (0.25) 10.94
12/31/22
11.69 0.13 (0.88) (0.75) (0.25) (0.38) — (0.63) 10.31
12/31/21
10.97 0.19 1.37 1.56 (0.20) (0.64) — (0.84) 11.69
12/31/20
11.45 0.13 (0.46) (0.33) (0.11) (0.04) — (0.15) 10.97
Class
C
12/31/24
10.75 0.17 0.91 1.08 (0.18) (0.58) — (0.76) 11.07
12/31/23
10.13 0.13 0.65 0.78 (0.15) — (0.01) (0.16) 10.75
12/31/22
11.50 0.04 (0.87) (0.83) (0.16) (0.38) — (0.54) 10.13
12/31/21
10.87 0.10 1.35 1.45 (0.18) (0.64) — (0.82) 11.50
12/31/20
11.35 0.05 (0.46) (0.41) (0.03) (0.04) — (0.07) 10.87
Class
R6
12/31/24
10.92 0.29 0.93 1.22 (0.30) (0.58) — (0.88) 11.26
12/31/23
10.29 0.25 0.66 0.91 (0.27) — (0.01) (0.28) 10.92
12/31/22
11.68 0.16 (0.89) (0.73) (0.28) (0.38) — (0.66) 10.29
12/31/21
10.96 0.23 1.37 1.60 (0.24) (0.64) — (0.88) 11.68
12/31/20
11.42 0.16 (0.44) (0.28) (0.14) (0.04) — (0.18) 10.96
Class
I
12/31/24
10.90 0.28 0.92 1.20 (0.29) (0.58) — (0.87) 11.23
12/31/23
10.26 0.24 0.67 0.91 (0.26) — (0.01) (0.27) 10.90
12/31/22
11.65 0.16 (0.90) (0.74) (0.27) (0.38) — (0.65) 10.26
12/31/21
10.93 0.22 1.37 1.59 (0.23) (0.64) — (0.87) 11.65
12/31/20
11.40 0.15 (0.44) (0.29) (0.14) (0.04) — (0.18) 10.93
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
10 .74% $ 45,733 1 .34% 1 .21% 2 .22% 83%
8 .51 47,992 1 .31 1 .22 2 .05 90
( 6 .28 ) 47,824 1 .34 1 .22 1 .18 121
14 .44 52,495 1 .32 1 .21 1 .66 128
( 2 .76 ) 44,235 1 .35 1 .22 1 .24 181
9 .90 6,430 2 .09 1 .96 1 .49 83
7 .74 7,998 2 .06 1 .97 1 .29 90
( 7 .04 ) 10,463 2 .09 1 .97 0 .40 121
13 .58 14,905 2 .07 1 .96 0 .89 128
( 3 .56 ) 18,465 2 .10 1 .97 0 .49 181
11 .09 77,562 1 .02 0 .89 2 .53 83
8 .87 71,444 0 .99 0 .90 2 .37 90
( 6 .06 ) 76,161 1 .02 0 .90 1 .45 121
14 .84 133,575 0 .99 0 .88 2 .00 128
( 2 .39 ) 107,342 1 .01 0 .88 1 .57 181
10 .94 333,536 1 .09 0 .96 2 .48 83
8 .90 347,121 1 .06 0 .97 2 .30 90
( 6 .15 ) 371,573 1 .09 0 .97 1 .40 121
14 .78 471,885 1 .07 0 .96 1 .89 128
( 2 .55 ) 439,399 1 .10 0 .97 1 .50 181

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Real Estate Securities
Class
A
12/31/24
$ 18.48 $ 0.32 $ (0.23) $ 0.09 $ (0.54) $ — $ (0.01) $ (0.55) $ 18.02
12/31/23
17.10 0.46 1.42 1.88 (0.50) — — (0.50) 18.48
12/31/22
24.08 0.37 (6.42) (6.05) (0.47) (0.32) (0.14) (0.93) 17.10
12/31/21
21.25 0.54 5.32 5.86 (1.08) (1.95) — (3.03) 24.08
12/31/20
22.22 0.30 (0.64) (0.34) (0.45) (0.18) — (0.63) 21.25
Class
C
12/31/24
18.47 0.18 (0.23) (0.05) (0.40) — (0.01) (0.41) 18.01
12/31/23
17.09 0.32 1.43 1.75 (0.37) — — (0.37) 18.47
12/31/22
24.06 0.21 (6.40) (6.19) (0.32) (0.32) (0.14) (0.78) 17.09
12/31/21
21.25 0.35 5.31 5.66 (0.90) (1.95) — (2.85) 24.06
12/31/20
22.21 0.14 (0.62) (0.48) (0.30) (0.18) — (0.48) 21.25
Class
R6
12/31/24
18.48 0.38 (0.24) 0.14 (0.60) — (0.01) (0.61) 18.01
12/31/23
17.10 0.50 1.44 1.94 (0.56) — — (0.56) 18.48
12/31/22
24.09 0.37 (6.36) (5.99) (0.54) (0.32) (0.14) (1.00) 17.10
12/31/21
21.27 0.56 5.38 5.94 (1.17) (1.95) — (3.12) 24.09
12/31/20
22.23 0.37 (0.63) (0.26) (0.52) (0.18) — (0.70) 21.27
Class
I
12/31/24
18.47 0.38 (0.25) 0.13 (0.58) — (0.01) (0.59) 18.01
12/31/23
17.09 0.49 1.43 1.92 (0.54) — — (0.54) 18.47
12/31/22
24.07 0.39 (6.39) (6.00) (0.52) (0.32) (0.14) (0.98) 17.09
12/31/21
21.25 0.59 5.32 5.91 (1.14) (1.95) — (3.09) 24.07
12/31/20
22.22 0.34 (0.63) (0.29) (0.50) (0.18) — (0.68) 21.25
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
0 .47% $ 803 1 .94% 1 .30% 1 .76% 72%
11 .22 792 1 .83 1 .30 2 .67 81
( 25 .09 ) 482 2 .14 1 .30 1 .90 102
28 .21 254 1 .89 1 .29 2 .19 130
( 1 .32 ) 37 2 .45 1 .30 1 .48 159
( 0 .27 ) 64 2 .69 2 .05 0 .98 72
10 .40 55 2 .58 2 .05 1 .85 81
( 25 .66 ) 47 2 .89 2 .05 1 .07 102
27 .16 53 2 .64 2 .04 1 .44 130
( 2 .04 ) 27 3 .20 2 .05 0 .71 159
0 .76 39,080 1 .62 0 .98 2 .08 72
11 .61 39,977 1 .49 0 .96 2 .91 81
( 24 .84 ) 37,200 1 .79 0 .95 1 .86 102
28 .57 73,585 1 .54 0 .94 2 .33 130
( 0 .95 ) 58,480 2 .15 1 .00 1 .87 159
0 .72 2,669 1 .69 1 .05 2 .07 72
11 .50 2,212 1 .58 1 .05 2 .86 81
( 24 .90 ) 1,767 1 .89 1 .05 1 .94 102
28 .48 2,091 1 .64 1 .04 2 .45 130
( 1 .02 ) 188 2 .20 1 .05 1 .71 159

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Real Asset Income
Class
A
12/31/24
$ 20.77 $ 0.96 $ 0.42 $ 1.38 $ (0.98) $ — $ (0.01) $ (0.99) $ 21.16
12/31/23
20.18 0.93 0.66 1.59 (1.00) — — (1.00) 20.77
12/31/22
24.07 0.91 (3.75) (2.84) (0.91) — (0.14) (1.05) 20.18
12/31/21
22.75 1.05 1.54 2.59 (1.27) — — (1.27) 24.07
12/31/20
24.76 0.90 (1.91) (1.01) (1.00) — — (1.00) 22.75
Class
C
12/31/24
20.79 0.79 0.42 1.21 (0.82) — (0.01) (0.83) 21.17
12/31/23
20.19 0.77 0.67 1.44 (0.84) — — (0.84) 20.79
12/31/22
24.07 0.74 (3.74) (3.00) (0.74) — (0.14) (0.88) 20.19
12/31/21
22.76 0.86 1.55 2.41 (1.10) — — (1.10) 24.07
12/31/20
24.77 0.73 (1.90) (1.17) (0.84) — — (0.84) 22.76
Class
R6
12/31/24
20.91 1.04 0.41 1.45 (1.06) — (0.01) (1.07) 21.29
12/31/23
20.30 1.01 0.67 1.68 (1.07) — — (1.07) 20.91
12/31/22
24.21 0.98 (3.77) (2.79) (0.98) — (0.14) (1.12) 20.30
12/31/21
22.87 1.13 1.56 2.69 (1.35) — — (1.35) 24.21
12/31/20
24.89 1.00 (1.95) (0.95) (1.07) — — (1.07) 22.87
Class
I
12/31/24
20.77 1.01 0.42 1.43 (1.03) — (0.01) (1.04) 21.16
12/31/23
20.18 0.98 0.65 1.63 (1.04) — — (1.04) 20.77
12/31/22
24.07 0.97 (3.76) (2.79) (0.96) — (0.14) (1.10) 20.18
12/31/21
22.75 1.10 1.55 2.65 (1.33) — — (1.33) 24.07
12/31/20
24.76 0.94 (1.90) (0.96) (1.05) — — (1.05) 22.75
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
6 .83% $ 131,917 1 .18% 1 .16% 4 .54% 82%
8 .13 148,967 1 .18 1 .16 4 .64 60
( 12 .00 ) 154,979 1 .17 1 .16 4 .18 73
11 .60 192,591 1 .14 1 .14 4 .42 73
( 3 .71 ) 173,139 1 .16 1 .16 4 .17 104
5 .98 36,758 1 .93 1 .91 3 .77 82
7 .36 61,250 1 .93 1 .91 3 .83 60
( 12 .64 ) 91,024 1 .92 1 .91 3 .40 73
10 .75 134,834 1 .89 1 .89 3 .62 73
( 4 .43 ) 156,391 1 .91 1 .91 3 .41 104
7 .13 207,176 0 .83 0 .81 4 .90 82
8 .56 181,053 0 .83 0 .81 5 .01 60
( 11 .72 ) 161,185 0 .82 0 .81 4 .45 73
11 .99 252,907 0 .80 0 .80 4 .75 73
( 3 .40 ) 223,948 0 .82 0 .81 4 .63 104
7 .07 717,225 0 .93 0 .91 4 .81 82
8 .38 700,821 0 .93 0 .91 4 .87 60
( 11 .77 ) 798,370 0 .92 0 .91 4 .43 73
11 .88 976,385 0 .89 0 .89 4 .64 73
( 3 .47 ) 1,055,383 0 .91 0 .91 4 .37 104

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Real Estate Securities
Class
A
12/31/24
$ 15.02 $ 0.20 $ 0.69 $ 0.89 $ (0.38) $ (0.85) $ (0.12) $ (1.35) $ 14.56
12/31/23
13.95 0.34 1.19 1.53 (0.35) (0.11) — (0.46) 15.02
12/31/22
22.36 0.25 (5.82) (5.57) (0.74) (2.10) — (2.84) 13.95
12/31/21
18.40 0.23 7.12 7.35 (0.33) (3.06) — (3.39) 22.36
12/31/20
20.22 0.21 (1.54) (1.33) (0.14) (0.35) — (0.49) 18.40
Class
C
12/31/24
14.36 0.07 0.67 0.74 (0.25) (0.85) (0.12) (1.22) 13.88
12/31/23
13.33 0.20 1.17 1.37 (0.23) (0.11) — (0.34) 14.36
12/31/22
21.51 0.09 (5.58) (5.49) (0.59) (2.10) — (2.69) 13.33
12/31/21
17.80 0.03 6.90 6.93 (0.16) (3.06) — (3.22) 21.51
12/31/20
19.55 0.06 (1.46) (1.40) — (0.35) — (0.35) 17.80
Class
R6
12/31/24
15.65 0.27 0.72 0.99 (0.46) (0.85) (0.12) (1.43) 15.21
12/31/23
14.53 0.41 1.24 1.65 (0.42) (0.11) — (0.53) 15.65
12/31/22
23.15 0.33 (6.03) (5.70) (0.82) (2.10) — (2.92) 14.53
12/31/21
18.98 0.32 7.34 7.66 (0.43) (3.06) — (3.49) 23.15
12/31/20
20.85 0.30 (1.59) (1.29) (0.23) (0.35) — (0.58) 18.98
Class
I
12/31/24
15.39 0.26 0.69 0.95 (0.43) (0.85) (0.12) (1.40) 14.94
12/31/23
14.29 0.38 1.23 1.61 (0.40) (0.11) — (0.51) 15.39
12/31/22
22.83 0.28 (5.93) (5.65) (0.79) (2.10) — (2.89) 14.29
12/31/21
18.74 0.27 7.27 7.54 (0.39) (3.06) — (3.45) 22.83
12/31/20
20.59 0.27 (1.58) (1.31) (0.19) (0.35) — (0.54) 18.74
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Fund did not have waiver/reimbursement for periods prior to fiscal year ended December 31, 2021.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
5 .78% $ 107,921 1 .30% 1 .19% 1 .33% 62%
11 .22 124,579 1 .31 1 .22 2 .39 72
( 24 .87 ) 131,155 1 .30 1 .22 1 .34 78
40 .98 207,384 1 .28 1 .24 1 .05 101
( 6 .37 ) 176,739 1 .30 1 .30
(d)
1 .20
(d)
135
4 .97 2,452 2 .05 1 .94 0 .49 62
10 .46 3,713 2 .06 1 .97 1 .47 72
( 25 .45 ) 6,377 2 .05 1 .97 0 .56 78
39 .85 12,195 2 .03 2 .00 0 .16 101
( 7 .03 ) 14,874 2 .05 2 .05
(d)
0 .32
(d)
135
6 .20 265,665 0 .90 0 .79 1 .70 62
11 .66 322,442 0 .93 0 .84 2 .80 72
( 24 .59 ) 313,047 0 .93 0 .85 1 .70 78
41 .48 556,126 0 .89 0 .85 1 .46 101
( 5 .95 ) 437,016 0 .90 0 .90
(d)
1 .66
(d)
135
6 .05 657,407 1 .05 0 .94 1 .68 62
11 .51 545,767 1 .06 0 .97 2 .62 72
( 24 .70 ) 600,459 1 .05 0 .97 1 .48 78
41 .32 1,476,888 1 .03 0 .99 1 .23 101
( 6 .12 ) 1,604,544 1 .05 1 .05
(d)
1 .46
(d)
135

Notes to Financial Statements
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”), are open-
end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) as amended. Nuveen Investment
Funds, Inc. is comprised of Nuveen Global Infrastructure Fund (“Global Infrastructure”), Nuveen Real Asset Income Fund (“Real Asset Income”) and
Nuveen Real Estate Securities Fund (“Real Estate Securities”), among others, and Nuveen Investment Trust V is comprised of Nuveen Global Real
Estate Securities Fund (“Global Real Estate Securities”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen Investment Funds, Inc.
was incorporated in the State of Maryland on August 20, 1987 and Nuveen Investment Trust V was organized as a Massachusetts business trust on
September 27, 2006.
Current Fiscal Period:
The end of the reporting period for the Funds is December 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended December 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the reporting period Global Infrastructure, Global Real Estate Securities and Real Asset Income are invested in non-U.S. securities.
The percentage of investments in non-U.S. securities for Global Infrastructure and Global Real Estate Securities are included within each Fund’s
Portfolio of Investments. As of the end of the reporting period, the percentage of investments in non-U.S. securities for Real Asset Income are as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any.
PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of Global Infrastructure, Global Real Estate Securities and Real Estate Securities that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class.
Income and expenses of Real Asset Income that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets for Global Infrastructure,
Global Real Estate Securities and Real Estate Securities and relative settled shares for Real Asset Income.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
Real Asset Income Value
% of
Net Assets
Country:
Canada $ 128,014,161 11.6%
United Kingdom 49,648,311 4.4
Australia 30,600,240 2.9
Italy 23,904,584 2.2
Hong Kong 22,457,367 2.1
Singapore 21,687,969 2.0
Japan 18,697,746 1.7
France 16,614,462 1.5
Spain 16,444,750 1.5
Other 40,433,631 3.8
Total non-U.S. Securities $368,503,221 33.7%

Notes to Financial Statements
(continued)
Segment Reporting:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Global Infrastructure
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 299,532,752 $ 139,774,918 $ – $ 439,307,670
Investment Companies – 1,367,419 – 1,367,419
Real Estate Investment Trust Common Stocks 16,647,508 2,556,636 – 19,204,144
Short-Term Investments:
Repurchase Agreements – 2,350,000 – 2,350,000
Total $ 316,180,260 $ 146,048,973 $ – $ 462,229,233
Global Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 690,669 $ 4,841,135 $ – $ 5,531,804
Real Estate Investment Trust Common Stocks 29,545,836 7,179,124 163 36,725,123
Short-Term Investments:
Repurchase Agreements – 200,000 – 200,000
Total $ 30,236,505 $ 12,220,259 $ 163 $ 42,456,927
Real Asset Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 150,572,620 $ – $ 150,572,620
$25 Par (or similar) Retail Preferred 124,991,258 – – 124,991,258
Common Stocks 174,700,011 81,362,063 – 256,062,074
Convertible Preferred Securities 16,796,541 – – 16,796,541
Corporate Bonds – 229,112,317 – 229,112,317
Investment Companies 4,698,196 1,955,906 – 6,654,102
Mortgage-Backed Securities – 1,244,106 – 1,244,106
Real Estate Investment Trust Common Stocks 169,915,888 87,076,585 4,971 256,997,444
Variable Rate Senior Loan Interests – 33,293,315 – 33,293,315
Investments Purchased with Collateral from Securities
Lending 20,727,033 – – 20,727,033
Short-Term Investments:
Repurchase Agreements – 18,586,697 – 18,586,697
Investments in Derivatives:
Futures Contracts* 740,561 – – 740,561
Total $ 512,569,488 $ 603,203,609 $ 4,971 $ 1,115,778,068
Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 1,019,361,456 $ – $ – $ 1,019,361,456
Short-Term Investments:
Repurchase Agreements – 12,545,618 – 12,545,618
Total $ 1,019,361,456 $ 12,545,618 $ – $ 1,031,907,074
* Represents net unrealized appreciation (depreciation).

Notes to Financial Statements
(continued)
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, Real Asset Income used interest rate futures to partially hedge the portfolio against movements in interest rates.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Global Infrastructure Fixed Income Clearing Corporation $ 2,350,000 $ (2,397,082)
Global Real Estate Securities Fixed Income Clearing Corporation 200,000 (204,108)
Real Asset Income Fixed Income Clearing Corporation 18,586,697 (18,958,535)
Real Estate Securities Fixed Income Clearing Corporation 12,545,618 (12,796,648)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Real Asset Income Corporate Bonds $18,486,282 $19,402,796
Common Stocks 470,213 499,445
$25 Par (or similar) Retail Preferred 823,392 824,792
$19,779,887 $20,727,033
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Global Infrastructure
$ 385,520,929 $ 424,488,438
Global Real Estate Securities
32,053,551 30,886,434
Real Asset Income
867,975,717 865,371,591
Real Estate Securities
635,077,936 615,670,903

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Fund has invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Fund's Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Real Asset Income $ 44,958,917
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Real Asset Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
$ 740,561 - $ –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Real Asset Income
Futures contracts Interest rate $ 60,005 $ 3,636,817

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
12/31/24
Year Ended
12/31/23
Global Infrastructure Shares Amount Shares Amount
Subscriptions:
Class A 378,914 $4,376,216 525,565 $5,609,243
Class A - automatic conversion of Class C — — 4 41
Class C 74,979 805,990 97,360 1,021,699
Class R6 544,791 6,365,682 514,643 5,478,017
Class I 4,251,411 47,023,184 6,224,520 65,437,708
Total subscriptions 5,250,095 58,571,072 7,362,092 77,546,708
Reinvestments of distributions:
Class A 270,969 3,129,067 94,312 1,032,722
Class C 32,853 371,261 10,115 108,932
Class R6 339,642 3,919,997 110,032 1,202,653
Class I 1,503,944 17,308,541 557,446 6,081,725
Total reinvestments of distributions 2,147,408 24,728,866 771,905 8,426,032
Redemptions:
Class A (980,046) (11,118,236) (874,642) (9,283,915)
Class C (270,620) (2,986,145) (396,389) (4,109,033)
Class C - automatic conversion to Class A — — (4) (41)
Class R6 (535,033) (6,078,432) (1,486,972) (15,874,734)
Class I (7,906,080) (89,225,719) (11,138,297) (117,827,155)
Total redemptions (9,691,779) (109,408,532) (13,896,304) (147,094,878)
Net increase (decrease) (2,294,276) $(26,108,594) (5,762,307) $(61,122,138)
Year Ended
12/31/24
Year Ended
12/31/23
Global Real Estate Securities Shares Amount Shares Amount
Subscriptions:
Class A 2,235 $43,083 30,853 $549,812
Class C 976 19,000 191 3,500
Class R6 7,590 137,651 4,872 83,930
Class I 56,311 1,034,594 38,114 661,964
Total subscriptions 67,112 1,234,328 74,030 1,299,206
Reinvestments of distributions:
Class A 1,259 22,956 961 16,753
Class C 38 687 36 631
Class R6 1,006 18,356 1,073 18,529
Class I 4,618 84,228 3,866 66,958
Total reinvestments of distributions 6,921 126,227 5,936 102,871
Redemptions:
Class A (1,743) (31,293) (17,184) (295,925)
Class C (436) (7,737) (24) (410)
Class R6 (2,889) (53,108) (18,109) (305,652)
Class I (32,461) (597,224) (25,612) (427,520)
Total redemptions (37,529) (689,362) (60,929) (1,029,507)
Net increase (decrease) 36,504 $671,193 19,037 $372,570

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Real Asset Income Shares Amount Shares Amount
Subscriptions:
Class A 1,084,437 $22,894,632 1,334,670 $27,019,808
Class A - automatic conversion of Class C — — 630 12,516
Class C 60,862 1,284,945 98,405 1,994,989
Class R6 834,569 17,974,764 456,343 9,300,298
Class I 9,769,081 207,223,732 7,149,066 144,528,705
Total subscriptions 11,748,949 249,378,073 9,039,114 182,856,316
Reinvestments of distributions:
Class A 300,231 6,312,419 355,828 7,171,711
Class C 90,608 1,900,150 148,955 3,009,909
Class R6 460,523 9,762,313 435,569 8,825,178
Class I 1,562,297 32,866,366 1,859,841 37,485,935
Total reinvestments of distributions 2,413,659 50,841,248 2,800,193 56,492,733
Redemptions:
Class A (2,320,626) (48,769,308) (2,199,486) (44,159,148)
Class C (1,361,742) (28,619,646) (1,808,288) (36,319,531)
Class C - automatic conversion to Class A — — (630) (12,516)
Class R6 (225,660) (4,830,670) (170,081) (3,448,937)
Class I (11,173,701) (234,237,108) (14,836,509) (297,245,776)
Total redemptions (15,081,729) (316,456,732) (19,014,994) (381,185,908)
Net increase (decrease) (919,121) $(16,237,411) (7,175,687) $(141,836,859)
Year Ended
12/31/24
Year Ended
12/31/23
Real Estate Securities Shares Amount Shares Amount
Subscriptions:
Class A 1,346,611 $20,443,116 1,419,889 $20,403,679
Class A - automatic conversion of Class C — — 4,440 63,976
Class C 14,583 225,004 15,724 221,288
Class R6 3,664,764 57,412,412 3,760,951 54,709,743
Class I 17,396,356 269,097,904 10,542,229 152,797,471
Total subscriptions 22,422,314 347,178,436 15,743,233 228,196,157
Reinvestments of distributions:
Class A 505,440 7,651,959 238,711 3,380,701
Class C 11,957 172,626 6,869 92,843
Class R6 1,421,221 22,459,978 660,001 9,740,746
Class I 2,979,676 46,285,408 987,406 14,326,826
Total reinvestments of distributions 4,918,294 76,569,971 1,892,987 27,541,116
Redemptions:
Class A (2,733,437) (41,941,446) (2,774,390) (39,514,456)
Class C (108,517) (1,540,030) (237,620) (3,230,087)
Class C - automatic conversion to Class A — — (4,648) (63,976)
Class R6 (8,226,658) (128,447,922) (5,368,488) (79,243,474)
Class I (11,828,803) (183,239,321) (18,095,173) (258,931,561)
Total redemptions (22,897,415) (355,168,719) (26,480,319) (380,983,554)
Net increase (decrease) 4,443,193 $68,579,688 (8,844,099) $(125,246,281)

Notes to Financial Statements
(continued)
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, distribution reallocations, foreign currency transactions, investments in passive foreign investment companies, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Infrastructure
$ 364,828,524 $ 111,984,068 $ (14,583,359) $ 97,400,709
Global Real Estate Securities
40,110,614 5,866,160 (3,519,847) 2,346,313
Real Asset Income
1,117,554,138 62,163,672 (63,939,742) (1,776,070)
Real Estate Securities
794,979,122 279,032,708 (42,104,756) 236,927,952
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Infrastructure
$ 325,230 $ 1,144,891 $ 97,291,424 $ — $ — $ (26,394) $ 98,735,151
Global Real Estate Securities
— — 2,333,658 (3,618,231) — — (1,284,573)
Real Asset Income
— — (1,944,285) (265,354,770) (1,119,367) (58,415) (268,476,837)
Real Estate Securities
— 155,271 236,927,952 — — (157,061) 236,926,162
12/31/24 12/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Global Infrastructure
$ 18,808,882 $ 15,629,469 $ — $ 11,097,798 $ — $ 498,028
Global Real Estate Securities
1,414,82 5 — 18,96 2 1,304,742 — —
Real Asset Income
52,443,424 — 425,387 59,122,649 — —
Real Estate Securities
47,738,23 4 36,282 , 986 7,733,14 2 26,775,692 7,897,121 —
Fund
Short-Term Long-Term Total
Global Infrastructure
$ — $ — $ —
Global Real Estate Securities
837,942 2,780,289 3,618,231
Real Asset Income
150,843,767 114,511,003 265,354,770
Real Estate Securities
— — —
Fund
Utilized
Global Infrastructure
$ 2,375,545
Global Real Estate Securities
585,477
Real Asset Income
15,094,983
Real Estate Securities
—

8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
* For the period January 1, 2024 through April 30, 2024.
Effective May 1, 2024, the annual fund-level fee, payable monthly, for Real Estate Securities is calculated according the following schedule:
For the period January 1, 2024 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was determined by taking the complex- level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and (except for Global Real Estate Securities and Real Asset Income) making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex-level fee schedule for each Fund was as follows:
Average Daily Net Assets
Global
Infrastructure
Global Real Estate
Securities
Real Estate
Securities*
For the first $125 million 0.7500% 0.7500% 0.7000%
For the next $125 million 0.7375 0.7375 0.6875
For the next $250 million 0.7250 0.7250 0.6750
For the next $500 million 0.7125 0.7125 0.6625
For the next $1 billion 0.7000 0.7000 0.6500
For the next $3 billion 0.6750 0.6750 0.6250
For the next $2.5 billion 0.6500 0.6500 0.6000
For the next $2.5 billion 0.6375 0.6375 0.5875
For net assets over $10 billion 0.6250 0.6250 0.5750
Average Daily Net Assets Real Asset Income
For the first $125 million 0.6000%
For the next $125 million 0.5875
For the next $250 million 0.5750
For the next $500 million 0.5625
For the next $1 billion 0.5500
For the next $3 billion 0.5250
For the next $5 billion 0.5000
For net assets over $10 billion 0.4875
Average Daily Net Assets
Real Estate
Securities
For the first $125 million 0.6500%
For the next $125 million 0.6375
For the next $250 million 0.6250
For the next $500 million 0.6125
For the next $1 billion 0.6000
For the next $3 billion 0.5750
For the next $2.5 billion 0.5500
For the next $2.5 billion 0.5375
For net assets over $10 billion 0.5250

Notes to Financial Statements
(continued)
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of December 31, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2026, may be terminated or modified prior to that date only with the approval of the Board.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Global Infrastructure
0.1575%
Global Real Estate Securities
0.1575%
Real Asset Income
0.1575%
Real Estate Securities
0.1575%

Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Global Infrastructure 1.00% July 31, 2026
Global Real Estate Securities 1.09 July 31, 2026
Real Asset Income 0.95 July 31, 2026
Real Estate Securities 0.97 July 31, 2026
Fund
Amount
Global Infrastructure
$ 380,336
Global Real Estate Securities
50,404
Real Asset Income
871,785
Real Estate Securities
1,409,437
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Global Infrastructure
$ 32,921 $ 29,584
Global Real Estate Securities
— —
Real Asset Income
21,582 19,217
Real Estate Securities
2,933 2,551
Fund
Commission
Advances
(Unaudited)
Global Infrastructure
$ 10,648
Global Real Estate Securities
190
Real Asset Income
12,430
Real Estate Securities
1,837

Notes to Financial Statements
(continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Fund
12b-1 Fees
Retained
(Unaudited)
Global Infrastructure
$ 4,089
Global Real Estate Securities
25
Real Asset Income
17,915
Real Estate Securities
1,959
Fund
CDSC
Retained
(Unaudited)
Global Infrastructure
$ 3,190
Global Real Estate Securities
—
Real Asset Income
38
Real Estate Securities
1
Underlying Fund TIAA Total
Global Infrastructure –% –%
Global Real Estate Securities 91 91
Real Asset Income – –
Real Estate Securities – –

Important Tax Information
(Unaudited)
0.5
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from Section 1250 gains and net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Section 1250
Gains
Net Long-Term
Capital Gains
Global Infrastructure
$ — $ 16,779,447
Global Real Estate Securities
 — —
Real Asset Income
 — —
Real Estate Securities
 2,253,484 34,029,502
Fund Percentage
Global Infrastructure
28.6%
Global Real Estate Securities
0.5
Real Asset Income
13.4
Real Estate Securities
Fund Percentage
Global Infrastructure
76.6%
Global Real Estate Securities
27 . 3
Real Asset Income
41 . 1
Real Estate Securities
0.5
Fund
1/1 to Current
Year End
Percentage
Global Infrastructure
3.1%
Global Real Estate Securities
1.6
Real Asset Income
30.9
Real Estate Securities
3.1

Important Tax Information
(Unaudited) (continued)
Qualified Business Income (QBI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified business income for individuals pursuant to Section 199A of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund Percentage
Global Infrastructure
2.2%
Global Real Estate Securities
53.1
Real Asset Income
21.8
Real Estate Securities
48.2
Fund Percentage
Global Infrastructure
1.9%
Global Real Estate Securities
1. 6
Real Asset Income
34.9
Real Estate Securities
1.8

Directors/Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/Trustees of the Funds. The number of Directors/Trustees of the Funds is currently set at twelve. None of the Directors/Trustees who are not “interested” persons of the Funds (referred to herein as “Independent Directors/Trustees”) has ever been a Directors/Trustees or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Directors/Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Directors/Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Co-Chair and
Director/Trustee
2008 Formerly, a Co–Founding Partner, Promus Capital (investment advisory firm) (2008–2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012–2021); Chair and Member of the Board of Directors (since 2021), Kehrein Center for the Arts
(philanthropy); Member of the Board of Directors (since 2008),
Catalyst Schools of Chicago (philanthropy); Member of the Board of Directors (since 2012), formerly, Investment Committee Chair
(2017–2022), Mather Foundation Board (philanthropy); formerly,
Member (2005–2016), Chicago Fellowship Board (philanthropy);
formerly, Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010–2019); formerly,
Director, LogicMark LLC (health services) (2012–2016); formerly,
Director, Legal & General Investment Management America, Inc.
(asset management) (2008–2013); formerly, CEO and President,
Northern Trust Global Investments (financial services) (2004–2007);
Executive Vice President, Quantitative Management & Securities
Lending (2000–2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005–2007), Northern Trust
Global Investments Board (2004–2007), Northern Trust Japan
Board (2004–2007), Northern Trust Securities Inc. Board (2003–
2007) and Northern Trust Hong Kong Board (1997–2004).
216
Joseph A. Boateng
1963
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Chief Investment Officer, Casey Family Programs (since 2007);
formerly, Director of U.S. Pension Plans, Johnson & Johnson
(2002–2006); Board Member, Lumina Foundation (since 2019)
and Waterside School (since 2021); Board Member (2012–2019)
and Emeritus Board Member (since 2020), Year-Up Puget Sound;
Investment Advisory Committee Member and Former Chair (since
2007), Seattle City Employees’ Retirement System; Investment
Committee Member (since 2019), The Seattle Foundation; Trustee
(2018–2023), the College Retirement Equities Fund; Manager
(2019–2023), TIAA Separate Account VA-1.
210
Michael A. Forrester
1967
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Formerly, Chief Executive Officer (2014–2021) and Chief Operating
Officer (2007–2014), Copper Rock Capital Partners, LLC; Trustee,
Dexter Southfield School (since 2019); Member (since 2020),
Governing Council of the Independent Directors Council (IDC);
Trustee, the College Retirement Equities Fund and Manager, TIAA
Separate Account VA-1 (2007–2023).
210

Directors/Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Thomas J. Kenny
1963
730 Third Avenue
New York, NY 10017
Co-Chair and
Director/Trustee
2024 Formerly, Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global Cash
and Fixed Income Portfolio Management Team (2002–2010),
Goldman Sachs Asset Management; Director (since 2015) and
Chair of the Finance and Investment Committee (since 2018),
Aflac Incorporated; Director (since 2018), ParentSquare; formerly,
Director (2021–2022) and Finance Committee Chair (2016–2022),
Sansum Clinic; formerly, Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the University of California at Santa Barbara Arts and Lectures Advisory Council; formerly,
Investment Committee Member (2012–2020), Cottage Health
System; formerly, Board member (2009–2019) and President of the
Board (2014–2018), Crane Country Day School; Trustee (2011–
2023) and Chairman (2017–2023), the College Retirement Equities
Fund; Manager (2011–2023) and Chairman (2017–2023), TIAA
Separate Account VA-1.
216
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, IDC (supports the fund independent director community and is part of the Investment Company
Institute (ICI), which represents regulated investment companies)
(2006-2019); formerly, various positions with ICI (1989-2006);
President (since 2023) and Member (since 2020) of the Board of
Directors, Jewish Coalition Against Domestic Abuse (JCADA).
216
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
216
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
216

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2013 Formerly, Member of Board of Directors of Core12 LLC (2008–
2023) (private firm which develops branding, marketing and
communications strategies for clients); formerly, Member of The
President’s Council of Fordham University (2010-2019); formerly,
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
formerly, Trustee and Chairman of the Board of Trustees of Marian
University (2011-2013); formerly Chief Executive Officer of ABN
AMRO Bank N.V., North America, and Global Head of the Financial
Markets Division (2007-2008), with various executive leadership roles in ABN AMRO Bank N.V. between 1996 and 2007.
216
Loren M. Starr
1961
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Independent Consultant/Advisor (since 2021); formerly, Vice Chair,
Senior Managing Director (2020–2021), Chief Financial Officer,
Senior Managing Director (2005–2020), Invesco Ltd.; Director
(since 2023) and Audit Committee member (since 2024), AMG;
formerly, Chair and Member of the Board of Directors (2014–2021),
Georgia Leadership Institute for School Improvement (GLISI);
formerly, Chair and Member of the Board of Trustees (2014–2018),
Georgia Council on Economic Education (GCEE); Trustee, the
College Retirement Equities Fund and Manager, TIAA Separate
Account VA-1 (2022–2023).
215
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
216
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member of the Board of
Trustees (since 2004) formerly, Chair (2015-2022) of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
216
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
216

Directors/Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2021 Head of Public Product Strategy & Development, Global Wealth, of Nuveen;
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen; formerly, Vice President
(2014-2022), Chief Compliance Officer and Anti-Money Laundering Compliance
Officer (2017-2022) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Managing Director and Associate General Counsel of
Nuveen; Managing Director Assistant Secretary and Associate General Counsel
of Nuveen Asset Management, LLC; has held various positions with Nuveen since
2013; Managing Director, Associate General Counsel and Assistant Secretary of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC.
Jeremy D. Franklin
1983
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2024 Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary, Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel, Teachers
Insurance and Annuity Association of America; Vice President and Assistant
Secretary, TIAA-CREF Funds and TIAA-CREF Life Funds; Vice President, Associate
General Counsel, and Assistant Secretary, TIAA Separate Account VA-1 and
College Retirement Equities Fund.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice
President, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director of Nuveen; Senior Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen; Chartered
Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen; Vice President,
Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and
TIAA-CREF Investment Management, LLC; formerly Corporate Counsel of Franklin
Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2016 Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Senior Managing Director and Head of Investment Oversight of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director, General Counsel and Secretary of Nuveen Fund Advisors,
LLC; Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC; Managing Director and Assistant Secretary
of TIAA SMA Strategies LLC; Managing Director, Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds, Teachers Insurance and
Annuity Association of America, Teacher Advisors LLC, TIAA-CREF Investment
Management, LLC and Nuveen Alternative Advisors LLC; has previously  held various positions with Nuveen/TIAA.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Executive Vice President, Secretary and General Counsel of Nuveen Investments,
Inc.; Executive Vice President and Assistant Secretary of Nuveen Securities,
LLC and Nuveen Fund Advisors, LLC; Executive Vice President and Secretary of
Nuveen Asset Management, LLC; Executive Vice President, General Counsel and
Secretary of Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and
Nuveen Alternative Investments, LLC; Executive Vice President, Associate General
Counsel and Assistant Secretary of TIAA-CREF Funds and TIAA-CREF Life Funds;
has previously held various positions with Nuveen; Vice President and Secretary of Winslow Capital Management, LLC; formerly, Vice President (2007-2021) and
Secretary (2016-2021) of NWQ Investment Management Company, LLC and Santa
Barbara Asset Management, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration of Nuveen,
TIAA-CREF Funds, TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the
CREF Accounts; Managing Director of Nuveen Fund Advisors, LLC, Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; has previously held various positions with TIAA.
James Nelson III
1976
730 Third Avenue
New York, NY 10017
Vice President 2024 Senior Managing Director, Global Head of Product, Publics, Nuveen; formerly,
Head of North American Product Management & Pricing, Invesco (2018-2023).
Mary Beth Ramsay
1965
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President 2024 Chief Risk Officer, Nuveen and TIAA Financial Risk; Head of Nuveen Risk
& Compliance; Executive Vice President, Teachers Insurance and Annuity
Association of America; Executive Vice President, Risk, TIAA Separate Account
VA-1 and the College Retirement Equities Fund; formerly, Senior Vice President,
Head of Sales and Client Solutions (2019-2022) and U.S. Chief Pricing Actuary
(2016-2019), SCOR Global Life Americas; Member of the Board of Directors of
Society of Actuaries.
Briton Ryan
1978
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Chief
Administrative
Officer
2024 Managing Director, Head, Product-Capital Markets, Nuveen (since 2016).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director of Nuveen.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen;
Senior Managing Director of Nuveen Fund Advisors, LLC and Nuveen Asset
Management, LLC; Principal Financial Officer, Principal Accounting Officer and
Treasurer of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate
Account VA-1 and the CREF Accounts; has held various positions with TIAA since
2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Vice President, Associate General Counsel and Assistant
Secretary of Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC and Nuveen Asset Management, LLC; Vice President and Associate General
Counsel of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of the
CREF Accounts, TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF
Life Funds; Managing Director, Associate General Counsel and Assistant Secretary
of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director of Nuveen, LLC and of TIAA.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the directors/trustees (all of whom are independent) by each Fund is reported as “Directors/Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: March 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: March 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)